UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-09121

JNL Variable Fund LLC

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing Address)

Daniel W. Koors

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and Address of agent of service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of fiscal year end: December 31

Date of reporting period: January 1, 2018 – March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Schedule of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Consumer Discretionary Sector Fund
COMMON STOCKS 100.0%
Consumer Discretionary 100.0%
1-800-Flowers.com Inc. - Class A (a)	7	78
Aaron's Inc.	21	960
Abercrombie & Fitch Co. - Class A	22	545
Acushnet Holdings Corp. (b)	12	277
Adient Plc	31	1,872
Adtalem Global Education Inc. (a)	19	923
Advance Auto Parts Inc.	25	2,955
Amazon.com Inc. (a)	136	197,122
AMC Entertainment Holdings Inc. - Class A (b)	16	227
AMC Networks Inc. - Class A (a)	17	905
American Axle & Manufacturing Holdings Inc. (a)	34	511
American Eagle Outfitters Inc.	56	1,114
American Outdoor Brands Corp. (a) (b)	18	183
American Public Education Inc. (a)	4	191
Aptiv Plc	88	7,513
ARAMARK Corp.	81	3,204
Asbury Automotive Group Inc. (a)	6	435
Ascena Retail Group Inc. (a)	48	97
At Home Group Inc. (a) (b)	4	132
Autoliv Inc. (b)	29	4,213
AutoNation Inc. (a)	19	892
AutoZone Inc. (a)	9	5,901
Barnes & Noble Education Inc. (a)	13	89
Barnes & Noble Inc.	16	80
BBX Capital Corp. - Class A	21	193
Beazer Homes USA Inc. (a)	11	171
Bed Bath & Beyond Inc.	48	1,005
Belmond Ltd. - Class A (a)	29	328
Best Buy Co. Inc.	90	6,314
Big Lots Inc.	14	630
Biglari Holdings Inc. (a)	—	132
BJ's Restaurants Inc.	6	255
Bloomin' Brands Inc.	31	745
Bojangles' Inc. (a)	6	82
Booking Holdings Inc. (a)	16	33,734
BorgWarner Inc.	70	3,500
Boyd Gaming Corp.	28	892
Bright Horizons Family Solutions Inc. (a)	18	1,837
Brinker International Inc. (b)	16	590
Brunswick Corp.	29	1,709
Buckle Inc. (b)	10	212
Burlington Stores Inc. (a)	23	3,059
Cable One Inc.	1	950
Caesars Entertainment Corp. (a)	46	514
Caleres Inc.	15	494
Callaway Golf Co.	32	519
Camping World Holdings Inc. - Class A	10	333
Capella Education Co.	4	348
Career Education Corp. (a)	21	277
Carmax Inc. (a)	60	3,746
Carnival Plc	115	7,567
Carriage Services Inc.	5	130
Carrol's Restaurant Group Inc. (a)	11	126
Carter's Inc.	16	1,643
Cato Corp. - Class A	8	122
Cavco Industries Inc. (a)	3	503
CBS Corp. - Class B	114	5,873
Century Communities Inc. (a)	5	164
Charter Communications Inc. - Class A (a)	62	19,269
Cheesecake Factory Inc. (b)	15	713
Chegg Inc. (a)	29	592
Chico's FAS Inc.	44	398
Childrens Place Retail Stores Inc.	6	771
Chipotle Mexican Grill Inc. (a)	9	2,751
Choice Hotels International Inc.	12	965
Churchill Downs Inc.	4	1,027
Chuy's Holdings Inc. (a)	5	134
Cinemark Holdings Inc.	34	1,296
Citi Trends Inc.	5	164
	Shares/Par[1]	Value ($)
Clear Channel Outdoor Holdings Inc. - Class A	8	37
Columbia Sportswear Co.	9	684
Comcast Corp. - Class A	1,550	52,974
Conn's Inc. (a) (b)	6	218
Cooper Tire & Rubber Co.	17	503
Cooper-Standard Holding Inc. (a)	6	740
Core-Mark Holding Co. Inc.	15	324
Cracker Barrel Old Country Store Inc. (b)	7	1,066
Crocs Inc. (a)	25	411
D.R. Horton Inc.	119	5,218
Dana Holding Corp.	48	1,226
Darden Restaurants Inc.	42	3,551
Dave & Buster's Entertainment Inc. (a)	13	549
Deckers Outdoor Corp. (a)	11	957
Del Taco Restaurants Inc. (a)	13	134
Delphi Technologies Plc	31	1,459
Denny's Corp. (a)	21	331
Dick's Sporting Goods Inc.	28	985
Dillard's Inc. - Class A (b)	5	400
Dine Brands Global Inc.	6	395
Discovery Communications Inc. - Class A (a) (b)	52	1,110
Discovery Communications Inc. - Class C (a)	99	1,934
DISH Network Corp. - Class A (a)	76	2,870
Dollar General Corp.	91	8,551
Dollar Tree Inc. (a)	79	7,531
Domino's Pizza Inc.	15	3,439
Dorman Products Inc. (a)	10	666
DSW Inc. - Class A	23	510
Duluth Holdings Inc. - Class B (a) (b)	6	110
Dunkin' Brands Group Inc. (b)	30	1,779
El Pollo Loco Holdings Inc. (a)	7	63
Eldorado Resorts Inc. (a) (b)	17	553
Emerald Expositions Events Inc. (b)	6	109
Entercom Communications Corp. - Class A (b)	41	400
Entravision Communications Corp. - Class A	20	95
Ethan Allen Interiors Inc.	9	212
EW Scripps Co. - Class A	17	207
Expedia Inc.	42	4,640
Express Inc. (a)	23	162
Extended Stay America Inc. - Class B	64	1,258
Fiesta Restaurant Group Inc. (a) (b)	9	163
Finish Line Inc. - Class A (b)	13	171
Five Below Inc. (a)	18	1,330
Floor & Decor Holdings Inc. (a) (b)	12	626
Foot Locker Inc.	41	1,845
Ford Motor Co.	1,235	13,682
Fossil Group Inc. (a) (b)	14	175
Fox Factory Holding Corp. (a)	12	410
FTD Cos. Inc. (a)	6	21
GameStop Corp. - Class A (b)	33	419
Gannett Co. Inc.	35	354
Gap Inc.	78	2,448
Garmin Ltd.	41	2,428
GCI Liberty Inc. - Class A (a)	32	1,671
General Motors Co.	424	15,419
Genesco Inc. (a)	7	284
Gentex Corp.	95	2,184
Gentherm Inc. (a)	12	412
Genuine Parts Co.	48	4,349
G-III Apparel Group Ltd. (a) (b)	15	554
GNC Holdings Inc. - Class A (a) (b)	21	81
Golden Entertainment Inc. (a)	7	165
Goodyear Tire & Rubber Co.	82	2,191
GoPro Inc. - Class A (a) (b)	35	167
Graham Holdings Co.	2	916
Grand Canyon Education Inc. (a)	16	1,645
Gray Television Inc. (a)	27	348
Green Brick Partners Inc. (a)	6	63
Group 1 Automotive Inc.	7	433
Groupon Inc. - Class A (a)	134	582
Guess Inc.	20	414
H&R Block Inc.	69	1,744
Habit Restaurants Inc. - Class A (a) (b)	7	65
Hamilton Beach Brands Holding Co.	2	37
HanesBrands Inc. (b)	122	2,240

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Harley-Davidson Inc. (b)	56	2,386
Hasbro Inc.	37	3,155
Haverty Furniture Cos. Inc.	6	127
Helen of Troy Ltd. (a)	9	759
Hemisphere Media Group Inc. - Class A (a)	5	57
Hibbett Sports Inc. (a) (b)	7	159
Hilton Grand Vacations Inc. (a)	33	1,431
Hilton Worldwide Holdings Inc.	64	5,061
Home Depot Inc.	388	69,190
Hooker Furniture Corp.	3	117
Houghton Mifflin Harcourt Co. (a)	34	235
Hovnanian Enterprises Inc. - Class A (a)	42	77
Iconix Brand Group Inc. (a) (b)	13	15
ILG Inc.	37	1,140
IMAX Corp. (a)	19	357
Installed Building Products Inc. (a)	7	420
International Speedway Corp. - Class A	8	354
Interpublic Group of Cos. Inc.	130	3,000
iRobot Corp. (a) (b)	9	605
J.C. Penney Co. Inc. (a) (b)	96	290
Jack in the Box Inc.	10	824
John Wiley & Sons Inc. - Class A	15	951
K12 Inc. (a)	12	169
KB Home	26	732
Kohl's Corp.	57	3,712
La Quinta Holdings Inc. (a)	28	539
Lands' End Inc. (a) (b)	5	126
Las Vegas Sands Corp.	132	9,500
Laureate Education Inc. - Class A (a)	16	220
La-Z-Boy Inc.	16	486
LCI Industries	8	858
Lear Corp.	22	4,176
Leggett & Platt Inc.	43	1,920
Lennar Corp. - Class A	94	5,557
LGI Homes Inc. (a) (b)	6	443
Liberty Braves Group - Class A (a)	3	69
Liberty Braves Group - Class C (a)	11	252
Liberty Broadband Corp. - Class C (a)	36	3,056
Liberty Expedia Holdings Inc. - Class A (a)	17	684
Liberty Global Plc - Class A (a)	66	2,073
Liberty Global Plc - Class C (a)	188	5,710
Liberty Interactive Corp. QVC Group - Class A (a)	150	3,778
Liberty Latin America Ltd. - Class A (a)	14	280
Liberty Latin America Ltd. - Class C (a)	39	736
Liberty Media Group - Class C (a) (b)	66	2,027
Liberty SiriusXM Group - Class A (a)	30	1,237
Liberty SiriusXM Group - Class C (a)	59	2,394
Liberty TripAdvisor Holdings Inc. - Class A (a)	21	230
Limited Brands Inc.	81	3,083
Lindblad Expeditions Holdings Inc. (a)	7	73
Lions Gate Entertainment Corp. - Class A (b)	18	460
Lions Gate Entertainment Corp. - Class B	34	828
Lithia Motors Inc. - Class A	8	784
Live Nation Inc. (a)	48	2,021
LKQ Corp. (a)	102	3,877
Loral Space & Communications Inc. (a)	4	185
Lowe's Cos. Inc.	277	24,278
Lululemon Athletica Inc. (a)	34	3,015
Lumber Liquidators Holdings Inc. (a) (b)	10	228
M/I Homes Inc. (a)	10	328
Macy's Inc.	101	3,006
Madison Square Garden Co. - Class A (a)	6	1,530
Marcus Corp.	6	170
MarineMax Inc. (a)	8	158
Marriott International Inc. - Class A	103	14,010
Marriott Vacations Worldwide Corp.	7	995
Mattel Inc.	116	1,523
McDonald's Corp.	265	41,430
MDC Holdings Inc.	14	396
MDC Partners Inc. - Class A (a)	19	137
Meredith Corp.	13	705
Meritage Homes Corp. (a)	13	569
MGM Resorts International	152	5,310
Michael Kors Holdings Ltd. (a)	50	3,132
Michaels Cos. Inc. (a)	39	764
	Shares/Par[1]	Value ($)
Modine Manufacturing Co. (a)	17	369
Mohawk Industries Inc. (a)	21	4,856
Monarch Casino & Resort Inc. (a)	3	141
Monro Inc.	11	581
Motorcar Parts of America Inc. (a)	6	127
Movado Group Inc.	5	177
MSG Networks Inc. - Class A (a)	20	462
Murphy USA Inc. (a)	11	823
National CineMedia Inc.	20	105
Nautilus Inc. (a)	10	134
Netflix Inc. (a)	144	42,475
New Media Investment Group Inc.	18	311
New York Times Co. - Class A	42	1,001
Newell Brands Inc.	162	4,117
News Corp. - Class A	125	1,970
NexStar Media Group Inc. - Class A	15	980
Nike Inc. - Class B	436	28,963
Nordstrom Inc. (b)	42	2,016
Norwegian Cruise Line Holdings Ltd. (a)	71	3,767
NutriSystem Inc.	10	261
NVR Inc. (a)	1	3,312
Office Depot Inc.	175	375
Ollie's Bargain Outlet Holdings Inc. (a)	16	951
Omnicom Group Inc.	77	5,595
O'Reilly Automotive Inc. (a)	28	7,049
Overstock.com Inc. (a) (b)	5	200
Oxford Industries Inc.	5	352
Papa John's International Inc. (b)	9	523
Party City Holdco Inc. (a) (b)	10	156
Penn National Gaming Inc. (a)	29	774
Penske Automotive Group Inc.	12	545
PetMed Express Inc. (b)	6	258
Pico Holdings Inc.	7	77
Pier 1 Imports Inc.	23	74
Pinnacle Entertainment Inc. (a)	18	545
Planet Fitness Inc. - Class A (a)	30	1,127
Playa Hotels & Resorts NV (a)	19	192
Polaris Industries Inc.	20	2,257
Pool Corp.	13	1,964
Potbelly Corp. (a)	8	101
Pulte Homes Inc.	89	2,614
PVH Corp.	26	3,874
Ralph Lauren Corp. - Class A	19	2,070
Red Robin Gourmet Burgers Inc. (a)	4	260
Red Rock Resorts Inc. - Class A	23	677
Regis Corp. (a)	10	152
Rent-A-Center Inc. (b)	17	150
RH (a) (b)	6	550
Ross Stores Inc.	129	10,047
Royal Caribbean Cruises Ltd.	57	6,751
Ruth's Hospitality Group Inc.	10	236
Sally Beauty Holdings Inc. (a)	43	716
Scholastic Corp.	10	391
Scientific Games Corp. - Class A (a)	18	744
Sears Holdings Corp. (a) (b)	8	20
SeaWorld Entertainment Inc. (a) (b)	23	335
Service Corp. International	62	2,345
ServiceMaster Global Holdings Inc. (a)	44	2,253
Shake Shack Inc. - Class A (a) (b)	6	261
Shoe Carnival Inc.	5	116
Shutterfly Inc. (a)	10	833
Signet Jewelers Ltd.	19	725
Sinclair Broadcast Group Inc. - Class A (b)	26	818
Sirius XM Holdings Inc. (b)	537	3,352
Six Flags Entertainment Corp.	24	1,466
Skechers U.S.A. Inc. - Class A (a)	43	1,690
Sleep Number Corp. (a)	14	497
Sonic Automotive Inc. - Class A	8	147
Sonic Corp. (b)	15	375
Sotheby's (a)	12	637
Speedway Motorsports Inc.	4	77
Standard Motor Products Inc.	7	315
Starbucks Corp.	473	27,363
Steven Madden Ltd.	18	783
Stoneridge Inc. (a)	8	227

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Strayer Education Inc. (b)	4	364
Sturm Ruger & Co. Inc. (b)	6	324
Superior Industries International Inc.	8	106
Tailored Brands Inc.	16	389
Tapestry Inc.	95	5,000
Target Corp.	172	11,921
Taylor Morrison Home Corp. - Class A (a)	38	874
Tegna Inc.	66	749
Tempur Sealy International Inc. (a) (b)	15	669
Tenneco Inc.	18	980
Tesla Inc. (a) (b)	45	11,885
Texas Roadhouse Inc.	23	1,347
Thor Industries Inc.	18	2,021
Tiffany & Co.	41	4,039
Tile Shop Holdings Inc.	11	65
Time Warner Inc.	259	24,461
TJX Cos. Inc.	210	17,164
Toll Brothers Inc.	50	2,181
TopBuild Corp. (a)	12	891
Tower International Inc.	7	184
Tractor Supply Co.	42	2,640
TRI Pointe Homes Inc. (a)	50	814
Tribune Media Co. - Class A	27	1,109
TripAdvisor Inc. (a)	37	1,533
Tronc Inc. (a)	6	93
Tupperware Brands Corp.	17	814
Twenty-First Century Fox Inc. - Class A	350	12,849
Twenty-First Century Fox Inc. - Class B	147	5,336
Ulta Beauty Inc. (a)	19	3,907
Under Armour Inc. - Class A (a) (b)	62	1,018
Under Armour Inc. - Class C (a) (b)	66	944
Unifi Inc. (a)	5	189
Universal Electronics Inc. (a)	4	233
Urban Outfitters Inc. (a)	26	943
Vail Resorts Inc.	13	2,955
Vera Bradley Inc. (a)	7	73
VF Corp.	112	8,303
Viacom Inc. - Class B	117	3,619
Vista Outdoor Inc. (a)	19	306
Visteon Corp. (a)	10	1,110
Walt Disney Co.	502	50,419
Wayfair Inc. - Class A (a) (b)	13	872
Weight Watchers International Inc. (a)	9	589
Wendy's Co.	65	1,135
Whirlpool Corp.	24	3,689
WideOpenWest Inc. (a) (b)	8	59
William Lyon Homes - Class A (a)	9	244
Williams-Sonoma Inc. (b)	26	1,391
Wingstop Inc.	10	476
Winmark Corp. (b)	1	103
Winnebago Industries Inc.	10	386
Wolverine World Wide Inc.	31	898
World Wrestling Entertainment Inc. - Class A (b)	12	441
Wyndham Worldwide Corp.	34	3,884
Wynn Resorts Ltd.	32	5,835
Yum! Brands Inc.	107	9,111
Zumiez Inc. (a)	6	139
Total Common Stocks (cost $913,076)		1,168,265
RIGHTS 0.0%
Nexstar Broadcasting Inc. (a) (c)	27	3
Total Rights (cost $0)		3
SHORT TERM INVESTMENTS 3.2%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.55% (d) (e)	1,006	1,006
Securities Lending Collateral 3.1%
Securities Lending Cash Collateral Fund LLC, 1.69% (d) (e)	36,658	36,658
Total Short Term Investments (cost $37,664)		37,664
Total Investments 103.2% (cost $950,740)		1,205,932
Other Assets and Liabilities, Net (3.2)%		(37,138)
Total Net Assets 100.0%		1,168,794

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Variable Fund LLC's Board of Managers. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Dow Index Fund
COMMON STOCKS 97.9%
Consumer Discretionary 14.3%
Home Depot Inc.	234	41,697
McDonald's Corp.	234	36,583
Nike Inc. - Class B	233	15,543
Walt Disney Co.	234	23,496
		117,319
Consumer Staples 6.0%
Coca-Cola Co.	234	10,160
Procter & Gamble Co.	234	18,546
Walmart Inc.	234	20,813
		49,519
Energy 5.4%
Chevron Corp.	234	26,678
Exxon Mobil Corp.	234	17,454
		44,132
Financials 15.0%
American Express Co.	234	21,822
Goldman Sachs Group Inc.	169	42,780
JPMorgan Chase & Co.	234	25,726
Travelers Cos. Inc.	234	32,484
		122,812
Health Care 12.3%
Johnson & Johnson	234	29,979
Merck & Co. Inc.	234	12,742
Pfizer Inc.	234	8,302
UnitedHealth Group Inc.	234	50,062
		101,085
Industrials 23.8%
3M Co.	234	51,353
Boeing Co.	234	76,703

	Shares/Par[1]	Value ($)
Caterpillar Inc.	234	34,477
General Electric Co.	234	3,153
United Technologies Corp.	234	29,434
		195,120
Information Technology 17.9%
Apple Inc.	234	39,250
Cisco Systems Inc.	234	10,034
Intel Corp.	234	12,183
International Business Machines Corp.	234	35,893
Microsoft Corp.	234	21,351
Visa Inc. - Class A	234	27,983
		146,694
Materials 1.8%
DowDuPont Inc.	234	14,904
Telecommunication Services 1.4%
Verizon Communications Inc.	234	11,187
Total Common Stocks (cost $594,685)		802,772
SHORT TERM INVESTMENTS 2.0%
Investment Companies 1.9%
JNL Government Money Market Fund - Institutional Class, 1.55% (a) (b)	15,806	15,806
Treasury Securities 0.1%
U.S. Treasury Bill
1.47%, 06/07/18 (c) (d)	925	922
Total Short Term Investments (cost $16,728)		16,728
Total Investments 99.9% (cost $611,413)		819,500
Other Derivative Instruments 0.0%		208
Other Assets and Liabilities, Net 0.1%		283
Total Net Assets 100.0%		819,991

(a) Investment in affiliate.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Dow Jones Industrial Average E-Mini Index	145	June 2018	17,960	208	(453)

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Energy Sector Fund
COMMON STOCKS 99.8%
Energy 99.8%
Anadarko Petroleum Corp.	502	30,320
Andeavor Corp.	136	13,655
Antero Resources Corp. (a)	203	4,037
Antero Resources Midstream Management LLC (b)	63	1,009
Apache Corp.	349	13,430
Arch Coal Inc. - Class A	18	1,662
Archrock Inc.	60	522
Baker Hughes a GE Co. LLC - Class A	374	10,398
Basic Energy Services Inc. (a)	16	234
Bonanza Creek Energy Inc. (a)	15	412
C&J Energy Services Inc. (a)	59	1,514
Cabot Oil & Gas Corp.	426	10,210
California Resources Corp. (a)	35	594
Callon Petroleum Co. (a) (b)	188	2,488
Carrizo Oil & Gas Inc. (a)	75	1,206
Centennial Resource Development Inc. - Class A (a)	119	2,189
Cheniere Energy Inc. (a)	186	9,940
Chesapeake Energy Corp. (a) (b)	838	2,530
Chevron Corp.	1,744	198,839
Cimarex Energy Co.	88	8,184
Clean Energy Fuels Corp. (a)	117	193
CNX Resources Corp. (a)	171	2,638
Concho Resources Inc. (a)	137	20,549
ConocoPhillips Co.	1,097	65,050
CONSOL Energy Inc. (a)	21	623
Continental Resources Inc. (a)	86	5,085
Core Laboratories NV (b)	41	4,400
CVR Energy Inc. (b)	16	491
Delek US Holdings Inc.	72	2,926
Denbury Resources Inc. (a) (b)	376	1,031
Devon Energy Corp.	458	14,574
Diamond Offshore Drilling Inc. (a) (b)	64	939
Diamondback Energy Inc. (a)	81	10,290
Dril-Quip Inc. (a)	35	1,576
Eclipse Resources Corp. (a)	92	132
Enbridge Energy Management LLC (a) (b)	67	615
Energen Corp. (a)	90	5,635
EnLink Midstream LLC	59	864
Ensco Plc - Class A	402	1,765
EOG Resources Inc.	531	55,857
EQT Corp.	233	11,053
Exterran Corp. (a)	30	803
Extraction Oil & Gas Inc. (a)	97	1,109
Exxon Mobil Corp.	3,890	290,214
Fairmount Santrol Holdings Inc. (a) (b)	147	623
Forum Energy Technologies Inc. (a)	63	694
Frank's International NV (b)	54	291
Gener8 Maritime Inc. (a)	39	221
Gran Tierra Energy Inc. (a)	368	1,028
Green Plains Renewable Energy Inc.	37	618
Gulfport Energy Corp. (a)	154	1,482
Halcon Resources Corp. (a)	107	519
Halliburton Co.	800	37,576
Helix Energy Solutions Group Inc. (a)	131	758
Helmerich & Payne Inc. (b)	100	6,670
Hess Corp.	263	13,327
HighPoint Resources Corp. (a) (b)	79	403
HollyFrontier Corp.	154	7,527
International Seaways Inc. (a)	10	185
Jagged Peak Energy Inc. (a) (b)	50	702
Keane Group Inc. (a) (b)	38	564
Kinder Morgan Inc.	1,843	27,763
Kosmos Energy Ltd. (a)	217	1,366
Laredo Petroleum Holdings Inc. (a)	146	1,269
Mammoth Energy Services Inc. (a)	5	173
Marathon Oil Corp.	782	12,617
Marathon Petroleum Corp.	448	32,756
Matador Resources Co. (a)	90	2,678
Matrix Service Co. (a)	24	329
McDermott International Inc. (a)	260	1,586
Midstates Petroleum Co. Inc. (a)	8	108
	Shares/Par[1]	Value ($)
Murphy Oil Corp.	151	3,895
Nabors Industries Ltd.	295	2,060
National Oilwell Varco Inc.	350	12,878
Natural Gas Services Group Inc. (a)	13	313
NCS Multistage Holdings Inc. (a)	5	78
Newfield Exploration Co. (a)	183	4,457
Newpark Resources Inc. (a)	80	648
Noble Corp. Plc (a) (b)	228	847
Noble Energy Inc.	426	12,895
Oasis Petroleum Inc. (a)	251	2,031
Occidental Petroleum Corp.	702	45,613
Oceaneering International Inc.	92	1,699
Oil States International Inc. (a)	52	1,358
ONEOK Inc.	352	20,011
Par Pacific Holdings Inc. (a)	22	370
Parsley Energy Inc. - Class A (a)	206	5,959
Patterson-UTI Energy Inc.	204	3,578
PBF Energy Inc. - Class A	102	3,458
PDC Energy Inc. (a)	51	2,518
Peabody Energy Corp.	87	3,159
Phillips 66	399	38,262
Pioneer Natural Resources Co.	156	26,810
Plains GP Holdings LP - Class A (a)	135	2,947
ProPetro Holding Corp. (a) (b)	47	747
QEP Resources Inc. (a)	224	2,192
Range Resources Corp.	228	3,321
Renewable Energy Group Inc. (a) (b)	31	394
Resolute Energy Corp. (a) (b)	16	553
REX Stores Corp. (a)	5	386
RigNet Inc. (a)	15	206
Ring Energy Inc. (a)	47	678
Rowan Cos. Plc - Class A (a)	111	1,285
RPC Inc. (b)	61	1,097
RSP Permian Inc. (a)	110	5,139
Sanchez Energy Corp. (a) (b)	73	227
SandRidge Energy Inc. (a)	31	449
Schlumberger Ltd.	1,271	82,361
SEACOR Holdings Inc. (a)	16	805
Select Energy Services Inc. - Class A (a) (b)	25	316
SemGroup Corp. - Class A	62	1,326
SM Energy Co.	94	1,686
Southwestern Energy Co. (a)	472	2,045
SRC Energy Inc. (a)	219	2,061
Stone Energy Corp. (a)	18	668
Superior Energy Services Inc. (a)	142	1,194
Tallgrass Energy GP LP - Class A	48	918
Targa Resources Corp.	198	8,734
TechnipFMC Plc	409	12,034
Tellurian Inc. (a) (b)	59	426
Tetra Technologies Inc. (a)	105	392
Transocean Ltd. (a) (b)	399	3,952
Ultra Petroleum Corp. (a)	183	764
Unit Corp. (a)	49	975
US Silica Holdings Inc. (b)	75	1,924
Valero Energy Corp.	401	37,243
Weatherford International Plc (a) (b)	923	2,115
Whiting Petroleum Corp. (a)	84	2,848
WildHorse Resource Development Corp. (a) (b)	22	423
Williams Cos. Inc.	758	18,843
World Fuel Services Corp.	62	1,519
WPX Energy Inc. (a)	367	5,424
Total Common Stocks (cost $1,521,847)		1,369,132
SHORT TERM INVESTMENTS 1.5%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.55% (c) (d)	1,815	1,815
Securities Lending Collateral 1.4%
Securities Lending Cash Collateral Fund LLC, 1.69% (c) (d)	18,623	18,623
Total Short Term Investments (cost $20,438)		20,438
Total Investments 101.3% (cost $1,542,285)		1,389,570
Other Assets and Liabilities, Net (1.3)%		(17,779)
Total Net Assets 100.0%		1,371,791

(a) Non-income producing security.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Financial Sector Fund
COMMON STOCKS 99.4%
Financials 98.6%
1st Source Corp.	6	311
Access National Corp.	4	117
Affiliated Managers Group Inc.	21	3,947
Aflac Inc.	292	12,784
AG Mortgage Investment Trust Inc.	10	166
Alleghany Corp.	6	3,479
Allegiance Bancshares Inc. (a) (b)	4	173
Allstate Corp.	133	12,640
Ally Financial Inc.	164	4,440
Ambac Financial Group Inc. (a)	18	276
American Equity Investment Life Holding Co.	31	913
American Express Co.	274	25,528
American Financial Group Inc.	27	3,070
American International Group Inc.	333	18,103
American National Insurance Co.	5	585
Ameriprise Financial Inc.	55	8,147
Ameris Bancorp	14	735
Amerisafe Inc.	7	363
AmTrust Financial Services Inc. (b)	37	459
Annaly Capital Management Inc.	426	4,443
Anworth Mortgage Asset Corp.	33	158
Aon Plc - Class A	93	13,021
Arch Capital Group Ltd. (a)	48	4,115
Argo Group International Holdings Ltd.	12	709
Arlington Asset Investment Corp. - Class A (b)	10	107
Arrow Financial Corp.	4	146
Arthur J Gallagher & Co.	66	4,563
Artisan Partners Asset Management Inc. - Class A	19	621
Aspen Insurance Holdings Ltd.	22	967
Associated Bancorp	63	1,555
Associated Capital Group Inc. - Class A (b)	1	39
Assurant Inc.	20	1,794
Assured Guaranty Ltd.	44	1,600
Athene Holding Ltd. - Class A (a)	57	2,743
Atlantic Capital Bancshares Inc. (a)	11	197
Axis Capital Holdings Ltd.	31	1,765
Baldwin & Lyons Inc. - Class B	2	43
Banc of California Inc. (b)	18	354
BancFirst Corp.	7	358
Bancorp Inc. (a)	20	211
BancorpSouth Bank	29	938
Bank of America Corp.	3,670	110,077
Bank of Hawaii Corp.	16	1,296
Bank of New York Mellon Corp. (c)	379	19,522
Bank of the Ozarks Inc.	45	2,155
BankUnited Inc.	39	1,558
Banner Corp.	12	642
Bar Harbor Bankshares	4	124
BB&T Corp.	291	15,152
Beneficial Bancorp Inc.	25	385
Berkshire Hathaway Inc. - Class B (a)	470	93,852
Berkshire Hills Bancorp Inc.	17	649
BGC Partners Inc. - Class A	78	1,045
BlackRock Inc.	44	24,092
Blackstone Mortgage Trust Inc. - Class A (b)	36	1,129
Blue Hills Bancorp Inc.	9	185
BofI Holding Inc. (a) (b)	21	831
BOK Financial Corp.	7	717
Boston Private Financial Holdings Inc.	30	457
Bridge Bancorp Inc.	6	187
Brighthouse Financial Inc. (a)	31	1,594
BrightSphere Investment Group Plc	30	481
Brookline Bancorp Inc.	29	472
Brown & Brown Inc.	87	2,222
Bryn Mawr Bank Corp.	8	345
Camden National Corp.	5	217
Cannae Holdings Inc. (a)	23	433
Capital One Financial Corp.	179	17,190
Capitol Federal Financial Inc.	52	641
Carolina Financial Corp.	7	276
Cathay General Bancorp	29	1,147
	Shares/Par[1]	Value ($)
CBOE Global Markets Inc.	37	4,278
CenterState Bank Corp.	26	697
Central Pacific Financial Corp.	11	303
Charles Schwab Corp.	446	23,301
Chemical Financial Corp.	27	1,450
Chubb Ltd.	172	23,483
Cincinnati Financial Corp.	58	4,313
CIT Group Inc.	49	2,541
Citigroup Inc.	980	66,124
Citizens Financial Group Inc.	182	7,648
Citizens Inc. - Class A (a) (b)	18	135
City Holdings Co.	6	412
CME Group Inc.	126	20,362
CNO Financial Group Inc.	62	1,351
CoBiz Financial Inc.	15	288
Cohen & Steers Inc.	8	328
Columbia Banking System Inc.	27	1,143
Comerica Inc.	65	6,198
Commerce Bancshares Inc.	35	2,119
Community Bank System Inc. (b)	19	997
Community Trust Bancorp Inc.	7	301
ConnectOne Bancorp Inc.	12	347
Cowen Inc. - Class A (a) (b)	9	117
Crawford & Co. - Class A	5	43
Credit Acceptance Corp. (a) (b)	3	835
Cullen/Frost Bankers Inc.	22	2,328
Customers Bancorp Inc. (a)	11	331
CVB Financial Corp.	38	867
Diamond Hill Investment Group Inc.	2	310
Dime Community Bancshares Inc.	10	186
Discover Financial Services	134	9,649
Donegal Group Inc. - Class A	2	33
Donnelley Financial Solutions Inc. (a)	13	223
E*TRADE Financial Corp. (a)	100	5,548
Eagle Bancorp Inc. (a)	12	747
East West Bancorp Inc.	53	3,317
Eaton Vance Corp.	43	2,384
EMC Insurance Group Inc.	5	122
Employer Holdings Inc.	13	527
Encore Capital Group Inc. (a) (b)	9	422
Enova International Inc. (a)	11	238
Enstar Group Ltd. (a)	4	827
Enterprise Financial Services Corp.	9	442
Erie Indemnity Co. - Class A	10	1,120
Essent Group Ltd. (a)	30	1,290
Evercore Inc. - Class A	14	1,236
Everest Re Group Ltd.	15	3,934
Ezcorp Inc. - Class A (a)	20	267
FactSet Research Systems Inc.	14	2,842
FB Financial Corp. (a)	2	85
FBL Financial Group Inc. - Class A	4	289
FCB Financial Holdings Inc. - Class A (a)	15	769
Federal Agricultural Mortgage Corp. - Class C	3	268
Federated Investors Inc. - Class B	34	1,126
Fidelity National Financial Inc.	95	3,822
Fidelity Southern Corp.	7	166
Fifth Third Bancorp	262	8,310
Financial Engines Inc.	24	829
Financial Institutions Inc.	5	145
First American Financial Corp.	41	2,395
First Bancorp Inc.	10	370
First Bancorp Inc. (a)	74	447
First Busey Corp.	14	430
First Citizens BancShares Inc. - Class A	3	1,110
First Commonwealth Financial Corp.	34	477
First Community Bancshares Inc.	6	164
First Defiance Financial Corp.	4	236
First Financial Bancorp	23	685
First Financial Bankshares Inc. (b)	20	912
First Financial Corp.	3	140
First Foundation Inc. (a)	15	269
First Hawaiian Inc.	20	557
First Horizon National Corp.	108	2,035
First Interstate BancSystem Inc. - Class A	10	404
First Merchants Corp.	17	724

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
First Mid-Illinois Bancshares Inc.	3	113
First Midwest Bancorp Inc.	37	901
First of Long Island Corp.	9	234
First Republic Bank	58	5,370
FirstCash Inc.	18	1,425
Flagstar Bancorp Inc. (a)	10	354
Flushing Financial Corp.	11	290
FNB Corp.	119	1,602
Franklin Financial Network Inc. (a)	5	169
Franklin Resources Inc.	123	4,250
Fulton Financial Corp.	65	1,158
GAMCO Investors Inc. - Class A	1	33
Genworth Financial Inc. - Class A (a)	172	486
German American Bancorp Inc.	7	243
Glacier Bancorp Inc.	28	1,081
Global Indemnity Ltd. - Class A (b)	4	129
Goldman Sachs Group Inc.	133	33,462
Granite Point Mortgage Trust Inc.	15	255
Great Southern Bancorp Inc.	3	165
Great Western Bancorp Inc.	21	836
Green Bancorp Inc. (a)	10	217
Green Dot Corp. - Class A (a)	15	984
Greenhill & Co. Inc. (b)	11	196
Greenlight Capital Re Ltd. - Class A (a)	9	152
Guaranty Bancorp	10	274
Hancock Holding Co.	31	1,623
Hanmi Financial Corp.	12	382
Hannon Armstrong Sustainable Infrastructure Capital Inc. (b)	20	386
Hanover Insurance Group Inc.	15	1,824
HarborOne Bancorp Inc. (a)	4	68
Hartford Financial Services Group Inc.	133	6,833
HCI Group Inc. (b)	4	143
Heartland Financial USA Inc.	9	464
Heritage Commerce Corp.	16	264
Heritage Financial Corp.	13	393
Heritage Insurance Holdings Inc. (b)	9	144
Hilltop Holdings Inc.	28	665
Home Bancshares Inc.	57	1,302
HomeStreet Inc. (a)	9	244
HomeTrust Bancshares Inc. (a)	6	161
Hope Bancorp Inc.	48	882
Horace Mann Educators Corp.	15	654
Horizon Bancorp	8	244
Houlihan Lokey Inc. - Class A	10	448
Huntington Bancshares Inc.	397	5,995
IberiaBank Corp.	20	1,539
Independent Bank Corp.	9	197
Independent Bank Corp.	11	752
Independent Bank Group Inc.	6	420
Infinity Property & Casualty Corp.	4	450
Interactive Brokers Group Inc.	25	1,691
Intercontinental Exchange Inc.	217	15,704
International Bancshares Corp.	21	799
INTL FCStone Inc. (a)	6	269
Invesco Ltd.	151	4,848
Investment Technology Group Inc.	12	246
Investors Bancorp Inc.	94	1,288
James River Group Holdings Ltd.	8	299
Janus Henderson Group Plc	70	2,308
JPMorgan Chase & Co.	1,285	141,325
Kearny Financial Corp.	28	359
Kemper Corp.	15	851
KeyCorp	396	7,737
Kinsale Capital Group Inc.	6	324
KKR Real Estate Finance Trust Inc. (b)	5	95
Ladder Capital Corp. - Class A	25	370
Ladenburg Thalmann Financial Services Inc.	49	160
Lakeland Bancorp Inc.	15	303
Lakeland Financial Corp.	9	422
LegacyTexas Financial Group Inc.	15	660
Legg Mason Inc.	33	1,350
LendingClub Corp. (a) (b)	113	396
LendingTree Inc. (a) (b)	3	952
Leucadia National Corp.	119	2,698
	Shares/Par[1]	Value ($)
Lincoln National Corp.	81	5,940
Live Oak Bancshares Inc. (b)	10	271
Loews Corp.	107	5,313
LPL Financial Holdings Inc.	30	1,806
M&T Bank Corp.	50	9,292
Maiden Holdings Ltd.	26	168
MainSource Financial Group Inc.	9	382
Markel Corp. (a)	5	6,044
MarketAxess Holdings Inc.	14	3,004
Marsh & McLennan Cos. Inc.	189	15,603
MB Financial Inc.	29	1,193
MBIA Inc. (a) (b)	48	442
Mercantile Bank Corp.	5	180
Mercury General Corp.	10	471
Meridian Bancorp Inc.	20	395
Meta Financial Group Inc.	3	327
MetLife Inc.	331	15,196
MFA Financial Inc.	148	1,112
MGIC Investment Corp. (a)	137	1,781
Midland States Bancorp Inc.	6	186
Moelis & Co. - Class A	16	796
Moody's Corp.	64	10,317
Morgan Stanley	503	27,135
Morningstar Inc.	7	661
MSCI Inc.	34	5,010
NASDAQ Inc.	43	3,686
National Bank Holdings Corp. - Class A	10	346
National Commerce Corp. (a)	6	278
National General Holdings Corp.	19	463
National Western Life Group Inc. - Class A	1	289
Nationstar Mortgage Holdings Inc. (a)	13	232
Navient Corp.	102	1,342
Navigators Group Inc.	8	467
NBT Bancorp Inc.	17	616
Nelnet Inc. - Class A	8	398
New York Community Bancorp Inc.	180	2,348
Nicolet Bankshares Inc. (a)	3	173
NMI Holdings Inc. - Class A (a)	21	342
Northern Trust Corp.	80	8,295
Northfield Bancorp Inc.	16	257
Northwest Bancshares Inc.	37	608
OceanFirst Financial Corp.	16	424
Ocwen Financial Corp. (a) (b)	36	149
OFG Bancorp	14	146
Old National Bancorp	50	843
Old Republic International Corp.	91	1,950
On Deck Capital Inc. (a)	18	103
OneMain Holdings Inc. (a)	28	847
Opus Bank	11	305
Oritani Financial Corp.	16	240
Pacific Premier Bancorp Inc. (a)	15	592
PacWest Bancorp	48	2,357
Park National Corp.	5	542
Peapack Gladstone Financial Corp.	7	225
Peoples Bancorp Inc.	5	193
People's United Financial Inc.	127	2,369
People's Utah Bancorp	4	134
PHH Corp. (a)	9	95
Pinnacle Financial Partners Inc.	27	1,741
Piper Jaffray Cos.	5	437
PJT Partners Inc. - Class A	7	332
PNC Financial Services Group Inc.	176	26,689
Popular Inc.	38	1,563
PRA Group Inc. (a) (b)	17	654
Preferred Bank	5	325
Primerica Inc.	17	1,600
Principal Financial Group Inc.	107	6,533
ProAssurance Corp.	20	973
Progressive Corp.	215	13,126
Prosperity Bancshares Inc.	24	1,744
Provident Financial Services Inc.	24	608
Prudential Financial Inc.	157	16,250
Pzena Investment Management Inc. - Class A	4	46
QCR Holdings Inc.	5	217
Radian Group Inc.	79	1,509

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Raymond James Financial Inc.	48	4,327
Regions Financial Corp.	429	7,968
Reinsurance Group of America Inc.	24	3,627
RenaissanceRe Holdings Ltd.	15	2,063
Renasant Corp.	18	748
Republic Bancorp Inc. - Class A	4	143
Republic First Bancorp Inc. (a) (b)	13	115
RLI Corp. (b)	14	880
S&P Global Inc.	94	18,029
S&T Bancorp Inc.	13	510
Safety Insurance Group Inc.	6	425
Sandy Spring Bancorp Inc.	13	515
Seacoast Banking Corp. of Florida (a)	15	384
SEI Investments Co.	50	3,757
Selective Insurance Group Inc.	22	1,327
ServisFirst Bancshares Inc.	17	689
Signature Bank (a)	20	2,868
Simmons First National Corp. - Class A	28	798
SLM Corp. (a)	160	1,792
South State Corp.	14	1,171
Southside Bancshares Inc.	11	374
State Auto Financial Corp.	6	178
State Bank Financial Corp.	13	381
State Street Corp.	137	13,693
Sterling Bancorp	78	1,749
Stewart Information Services Corp.	6	285
Stifel Financial Corp.	25	1,495
Stock Yards Bancorp Inc.	7	256
SunTrust Banks Inc.	176	11,997
SVB Financial Group (a)	19	4,674
Synchrony Financial	291	9,760
Synovus Financial Corp.	44	2,209
T. Rowe Price Group Inc.	90	9,732
TCF Financial Corp.	60	1,373
TD Ameritrade Holding Corp.	105	6,200
Texas Capital Bancshares Inc. (a)	18	1,620
Texas Pacific Land Trust	2	1,176
TFS Financial Corp.	21	311
Third Point Reinsurance Ltd. (a)	31	427
Tompkins Financial Corp.	5	352
Torchmark Corp.	40	3,371
Towne Bank	25	712
TPG RE Finance Trust Inc.	12	241
Travelers Cos. Inc.	102	14,117
Trico Bancshares	9	335
Tristate Capital Holdings Inc. (a)	8	190
Triumph Bancorp Inc. (a)	6	256
Trupanion Inc. (a) (b)	6	188
TrustCo Bank Corp.	36	305
Trustmark Corp.	24	749
Two Harbors Investment Corp.	64	979
U.S. Bancorp	614	30,983
UMB Financial Corp.	16	1,148
Umpqua Holdings Corp.	81	1,735
Union Bankshares Corp.	22	826
United Bankshares Inc. (b)	37	1,310
United Community Banks Inc.	26	832
United Financial Bancorp Inc.	18	286
United Fire Group Inc.	7	345
United Insurance Holdings Corp.	11	215
Universal Insurance Holdings Inc.	12	391
Univest Corp. of Pennsylvania	10	288
Unum Group	84	3,999
Validus Holdings Ltd.	29	1,984
Valley National Bancorp	115	1,435
Veritex Holdings Inc. (a)	6	166
Virtu Financial Inc. - Class A (b)	19	625
Virtus Investment Partners Inc. (b)	3	320
Voya Financial Inc.	66	3,333
	Shares/Par[1]	Value ($)
Waddell & Reed Financial Inc. - Class A (b)	31	634
Walker & Dunlop Inc.	10	610
Washington Federal Inc.	32	1,102
Washington Trust Bancorp Inc.	6	298
Waterstone Financial Inc.	9	150
Webster Financial Corp.	33	1,849
Wells Fargo & Co.	1,733	90,825
WesBanco Inc.	16	686
Westamerica Bancorp (b)	10	577
Western Alliance Bancorp (a)	36	2,107
Westwood Holdings Group Inc.	3	170
White Mountains Insurance Group Ltd.	1	1,128
Willis Towers Watson Plc	47	7,084
Wintrust Financial Corp.	21	1,782
WisdomTree Investments Inc.	45	417
World Acceptance Corp. (a)	3	265
WR Berkley Corp.	36	2,599
WSFS Financial Corp.	12	567
XL Group Ltd.	94	5,202
Zions Bancorp	74	3,891
		1,470,545
Real Estate 0.8%
AGNC Investment Corp.	143	2,700
Apollo Commercial Real Estate Finance Inc. (b)	43	767
Arbor Realty Trust Inc. (b)	20	178
ARMOUR Residential REIT Inc. (b)	14	323
Capstead Mortgage Corp.	32	276
Chimera Investment Corp.	63	1,101
CYS Investments Inc.	58	392
Dynex Capital Inc.	20	133
Invesco Mortgage Capital Inc.	43	699
MTGE Investment Corp.	15	276
New Residential Investment Corp.	123	2,019
New York Mortgage Trust Inc. (b)	51	301
Pennymac Mortgage Investment Trust	27	482
Redwood Trust Inc.	27	410
Resource Capital Corp.	13	124
Starwood Property Trust Inc.	96	2,010
Sutherland Asset Management Corp.	5	74
Western Asset Mortgage Capital Corp.	15	148
		12,413
Total Common Stocks (cost $1,164,643)		1,482,958
RIGHTS 0.0%
First Eagle Holdings Inc. (a) (d)	5	2
Total Rights (cost $2)		2
SHORT TERM INVESTMENTS 1.1%
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 1.55% (c) (e)	7,268	7,268
Securities Lending Collateral 0.6%
Securities Lending Cash Collateral Fund LLC, 1.69% (c) (e)	9,307	9,307
Total Short Term Investments (cost $16,575)		16,575
Total Investments 100.5% (cost $1,181,220)		1,499,535
Other Assets and Liabilities, Net (0.5)%		(7,453)
Total Net Assets 100.0%		1,492,082

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Variable Fund LLC's Board of Managers. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Long Term Investments in Affiliates

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corp.	20,089	449	113	90	54	(957)	19,522	1.3
	20,089	449	113	90	54	(957)	19,522	1.3

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Healthcare Sector Fund
COMMON STOCKS 99.9%
Health Care 99.9%
Abaxis Inc.	18	1,257
Abbott Laboratories	1,411	84,519
AbbVie Inc.	1,294	122,496
Abeona Therapeutics Inc. (a) (b)	22	312
Abiomed Inc. (a)	34	9,908
Acadia HealthCare Co. Inc. (a) (b)	61	2,395
ACADIA Pharmaceuticals Inc. (a) (b)	81	1,813
Accelerate Diagnostics Inc. (a) (b)	26	606
Acceleron Pharma Inc. (a)	31	1,220
Accuray Inc. (a) (b)	72	363
Aceto Corp.	26	200
Achaogen Inc. (a) (b)	21	271
Achillion Pharmaceuticals Inc. (a)	94	349
Aclaris Therapeutics Inc. (a) (b)	19	342
Acorda Therapeutics Inc. (a)	38	906
Aduro Biotech Inc. (a) (b)	30	281
Aerie Pharmaceuticals Inc. (a) (b)	25	1,342
Aetna Inc.	264	44,606
Agenus Inc. (a) (b)	73	345
Agilent Technologies Inc.	261	17,478
Agios Pharmaceuticals Inc. (a) (b)	41	3,337
Aimmune Therapeutics Inc. (a) (b)	29	936
Akcea Therapeutics Inc. (a) (b)	12	315
Akebia Therapeutics Inc. (a)	28	266
Akorn Inc. (a)	76	1,418
Alder Biopharmaceuticals Inc. (a) (b)	51	651
Alexion Pharmaceuticals Inc. (a)	181	20,215
Align Technology Inc. (a)	62	15,528
Alkermes Plc (a)	125	7,242
Allergan Plc	269	45,301
Allscripts-Misys Healthcare Solutions Inc. (a)	138	1,706
Almost Family Inc. (a)	9	510
Alnylam Pharmaceuticals Inc. (a)	72	8,590
AMAG Pharmaceuticals Inc. (a) (b)	30	603
Amedisys Inc. (a)	24	1,432
American Renal Associates Holdings Inc. (a) (b)	9	165
AmerisourceBergen Corp.	132	11,391
Amgen Inc.	546	93,155
Amicus Therapeutics Inc. (a) (b)	149	2,240
AMN Healthcare Services Inc. (a)	38	2,163
Amphastar Pharmaceuticals Inc. (a)	31	576
Analogic Corp.	10	950
AnaptysBio Inc. (a)	10	1,007
AngioDynamics Inc. (a)	28	488
ANI Pharmaceuticals Inc. (a)	6	373
Anika Therapeutics Inc. (a)	13	644
Anthem Inc.	208	45,659
Arena Pharmaceuticals Inc. (a)	31	1,222
Array BioPharma Inc. (a)	150	2,444
Assembly Biosciences Inc. (a)	14	665
Atara Biotherapeutics Inc. (a) (b)	24	955
athenahealth Inc. (a)	32	4,649
AtriCure Inc. (a)	25	510
Atrion Corp.	1	793
Audentes Therapeutics Inc. (a)	19	584
Avexis Inc. (a)	23	2,869
AxoGen Inc. (a)	24	859
Axovant Sciences Ltd. (a) (b)	24	31
Baxter International Inc.	397	25,803
Becton Dickinson & Co.	214	46,458
Bellicum Pharmaceuticals Inc. (a) (b)	14	92
BioCryst Pharmaceuticals Inc. (a) (b)	96	460
Biogen Inc. (a)	171	46,914
Biohaven Pharmaceutical Holding Co. Ltd. (a)	14	366
BioMarin Pharmaceutical Inc. (a)	143	11,558
Bio-Rad Laboratories Inc. - Class A (a)	17	4,254
Bio-Techne Corp.	31	4,625
BioTelemetry Inc. (a) (b)	25	763
Biotime Inc. (a) (b)	40	108
Bluebird Bio Inc. (a)	40	6,818
Blueprint Medicines Corp. (a)	31	2,868
	Shares/Par[1]	Value ($)
Boston Scientific Corp. (a)	1,111	30,362
Bristol-Myers Squibb Co.	1,326	83,890
Brookdale Senior Living Inc. (a)	147	988
Bruker Corp.	90	2,692
Calithera Biosciences Inc. (a) (b)	20	124
Cambrex Corp. (a)	26	1,382
Cantel Medical Corp.	31	3,412
Capital Senior Living Corp. (a)	19	200
Cara Therapeutics Inc. (a) (b)	20	248
Cardinal Health Inc.	255	16,008
Cardiovascular Systems Inc. (a)	28	607
Castlight Health Inc. - Class B (a)	64	234
Catalent Inc. (a)	108	4,438
Celgene Corp. (a)	638	56,957
Celldex Therapeutics Inc. (a) (b)	94	219
Centene Corp. (a)	140	14,962
Cerner Corp. (a)	243	14,079
Cerus Corp. (a)	104	568
Charles River Laboratories International Inc. (a)	38	4,110
Chemed Corp.	13	3,537
CIGNA Corp.	200	33,476
Civitas Solutions Inc. (a)	14	220
Clovis Oncology Inc. (a)	39	2,037
Coherus Biosciences Inc. (a) (b)	25	280
Collegium Pharmaceutical Inc. (a) (b)	17	439
Community Health Systems Inc. (a) (b)	97	384
Computer Programs & Systems Inc.	8	228
Concert Pharmaceuticals Inc. (a)	14	310
Conmed Corp.	20	1,266
Cooper Cos. Inc.	40	9,092
Corcept Therapeutics Inc. (a) (b)	71	1,165
Corvel Corp. (a)	8	418
Cotiviti Holdings Inc. (a)	34	1,168
Cross Country Healthcare Inc. (a)	29	323
CryoLife Inc. (a)	25	508
Cutera Inc. (a)	10	494
Cytokinetics Inc. (a)	37	266
CytomX Therapeutics Inc. (a)	17	488
Danaher Corp.	507	49,616
DaVita Inc. (a)	119	7,825
Dentsply Sirona Inc.	187	9,388
DepoMed Inc. (a)	51	334
Dermira Inc. (a)	27	216
DexCom Inc. (a) (b)	70	5,214
Diplomat Pharmacy Inc. (a) (b)	38	773
Dynavax Technologies Corp. (a) (b)	48	962
Eagle Pharmaceuticals Inc. (a) (b)	7	345
Editas Medicine Inc. (a) (b)	20	661
Edwards Lifesciences Corp. (a)	171	23,882
Eli Lilly & Co.	802	62,069
Emergent BioSolutions Inc. (a)	30	1,555
Enanta Pharmaceuticals Inc. (a)	12	978
Encompass Health Corp.	80	4,585
Endo International Plc (a)	172	1,023
Endologix Inc. (a) (b)	59	248
Ensign Group Inc.	40	1,048
Envision Healthcare Corp. (a)	99	3,803
Epizyme Inc. (a)	38	669
Esperion Therapeutics Inc. (a)	17	1,209
Evolent Health Inc. - Class A (a) (b)	47	666
Exact Sciences Corp. (a)	97	3,924
Exelixis Inc. (a)	241	5,346
Express Scripts Holding Co. (a)	459	31,737
FibroGen Inc. (a)	57	2,614
Five Prime Therapeutics Inc. (a)	28	475
Flexion Therapeutics Inc. (a) (b)	25	562
Foundation Medicine Inc. (a) (b)	11	888
G1 Therapeutics Inc. (a) (b)	6	232
GenMark Diagnostics Inc. (a) (b)	51	276
Genomic Health Inc. (a)	17	530
Geron Corp. (a) (b)	152	645
Gilead Sciences Inc.	1,059	79,817
Glaukos Corp. (a) (b)	12	375
Global Blood Therapeutics Inc. (a)	36	1,718
Globus Medical Inc. - Class A (a)	59	2,929

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Haemonetics Corp. (a)	42	3,099
Halozyme Therapeutics Inc. (a) (b)	103	2,027
Halyard Health Inc. (a)	38	1,747
HCA Healthcare Inc.	229	22,222
HealthEquity Inc. (a)	42	2,548
HealthStream Inc. (a)	24	586
Henry Schein Inc. (a)	126	8,494
Heron Therapeutics Inc. (a) (b)	47	1,286
Heska Corp. (a)	5	397
Hill-Rom Holdings Inc.	54	4,698
HMS Holdings Corp. (a)	66	1,112
Hologic Inc. (a)	223	8,340
Horizon Pharma Plc (a)	131	1,866
Humana Inc.	116	31,083
ICU Medical Inc. (a)	13	3,321
Idexx Laboratories Inc. (a)	70	13,479
Illumina Inc. (a)	118	27,934
Immunogen Inc. (a)	102	1,073
Immunomedics Inc. (a) (b)	98	1,425
Impax Laboratories Inc. (a)	57	1,112
Incyte Corp. (a)	146	12,176
Innoviva Inc. (a) (b)	62	1,041
Inogen Inc. (a)	14	1,769
Inovalon Holdings Inc. - Class A (a) (b)	48	509
Inovio Pharmaceuticals Inc. (a) (b)	59	278
Insmed Inc. (a)	59	1,326
Insulet Corp. (a)	48	4,138
Insys Therapeutics Inc. (a) (b)	22	133
Integer Holdings Corp. (a)	23	1,276
Integra LifeSciences Holdings Corp. (a)	50	2,779
Intellia Therapeutics Inc. (a) (b)	16	331
Intercept Pharmaceuticals Inc. (a) (b)	15	917
Intersect ENT Inc. (a)	21	839
Intra-Cellular Therapies Inc. (a)	35	732
Intrexon Corp. (a) (b)	51	785
Intuitive Surgical Inc. (a)	91	37,467
Invacare Corp. (b)	25	439
Invitae Corp. (a) (b)	30	141
Ionis Pharmaceuticals Inc. (a)	102	4,478
Iovance Biotherapeutics Inc. (a)	58	976
IQVIA Holdings Inc. (a)	109	10,714
iRhythm Technologies Inc. (a)	7	439
Ironwood Pharmaceuticals Inc. - Class A (a) (b)	105	1,617
Jazz Pharmaceuticals Plc (a)	49	7,372
Johnson & Johnson	2,176	278,807
Jounce Therapeutics Inc. (a) (b)	11	240
K2M Group Holdings Inc. (a)	29	549
Karyopharm Therapeutics Inc. (a)	27	369
Keryx Biopharmaceuticals Inc. (a) (b)	70	286
Kindred Healthcare Inc.	72	660
La Jolla Pharmaceutical Co. (a) (b)	14	403
Laboratory Corp. of America Holdings (a)	82	13,307
Lannett Co. Inc. (a) (b)	22	348
Lantheus Holdings Inc. (a)	23	361
LeMaitre Vascular Inc.	12	426
Lexicon Pharmaceuticals Inc. (a) (b)	36	312
LHC Group Inc. (a)	13	815
Lifepoint Health Inc. (a)	31	1,458
Ligand Pharmaceuticals Inc. (a) (b)	17	2,799
LivaNova Plc (a)	34	2,978
Loxo Oncology Inc. (a) (b)	17	1,946
Luminex Corp.	30	633
MacroGenics Inc. (a)	28	715
Madrigal Pharmaceuticals Inc. (a) (b)	6	659
Magellan Health Services Inc. (a)	19	2,075
Mallinckrodt Plc (a)	80	1,163
Masimo Corp. (a)	40	3,557
McKesson Corp.	169	23,759
Medicines Co. (a) (b)	59	1,941
Medidata Solutions Inc. (a)	48	3,019
MEDNAX Inc. (a)	76	4,233
Medpace Holdings Inc. (a)	6	201
Medtronic Plc	1,097	87,995
Merck & Co. Inc.	2,206	120,162
Meridian Bioscience Inc.	33	468
	Shares/Par[1]	Value ($)
Merit Medical Systems Inc. (a)	41	1,879
Mettler-Toledo International Inc. (a)	21	11,884
MiMedx Group Inc. (a) (b)	90	626
Minerva Neurosciences Inc. (a)	17	108
Molina Healthcare Inc. (a)	35	2,811
Momenta Pharmaceuticals Inc. (a)	59	1,072
Mylan NV (a)	369	15,174
MyoKardia Inc. (a)	17	831
Myovant Sciences Ltd. (a) (b)	12	252
Myriad Genetics Inc. (a)	57	1,676
Natera Inc. (a)	20	187
National Healthcare Corp.	9	525
National Research Corp. - Class A	8	242
Natus Medical Inc. (a)	27	905
Nektar Therapeutics (a)	128	13,584
Neogen Corp. (a)	42	2,797
NeoGenomics Inc. (a) (b)	51	414
Neurocrine Biosciences Inc. (a)	71	5,927
Nevro Corp. (a)	19	1,638
NewLink Genetics Corp. (a) (b)	20	142
Novavax Inc. (a) (b)	263	552
Novocure Ltd. (a)	37	802
NuVasive Inc. (a)	41	2,143
NxStage Medical Inc. (a)	52	1,289
Omeros Corp. (a) (b)	42	464
Omnicell Inc. (a)	31	1,337
Opko Health Inc. (a) (b)	281	891
OraSure Technologies Inc. (a)	51	855
Orthofix International NV (a)	14	824
Owens & Minor Inc.	49	761
Pacific Biosciences of California Inc. (a) (b)	70	144
Pacira Pharmaceuticals Inc. (a)	32	1,012
Paratek Pharmaceuticals Inc. (a) (b)	21	279
Patterson Cos. Inc.	71	1,569
PDL BioPharma Inc. (a) (b)	138	406
Penumbra Inc. (a)	24	2,722
PerkinElmer Inc.	90	6,780
Perrigo Co. Plc	103	8,550
Pfizer Inc.	4,827	171,305
Phibro Animal Health Corp. - Class A (b)	17	662
Portola Pharmaceuticals Inc. (a)	53	1,722
PRA Health Sciences Inc. (a)	41	3,413
Premier Inc. - Class A (a) (b)	46	1,454
Prestige Brands Holdings Inc. (a) (b)	42	1,414
Progenics Pharmaceuticals Inc. (a) (b)	60	450
Prothena Corp. Plc (a) (b)	32	1,180
Providence Services Corp. (a)	9	623
PTC Therapeutics Inc. (a)	32	866
Puma Biotechnology Inc. (a) (b)	25	1,676
Quality Systems Inc. (a)	41	555
Quest Diagnostics Inc.	110	11,043
Quidel Corp. (a)	23	1,183
Ra Pharmaceuticals Inc. (a)	17	92
Radius Health Inc. (a) (b)	28	1,021
RadNet Inc. (a)	28	402
Reata Pharmaceuticals Inc. - Class A (a) (b)	10	200
Regeneron Pharmaceuticals Inc. (a)	64	22,126
Regenxbio Inc. (a)	20	611
Repligen Corp. (a)	31	1,105
ResMed Inc.	115	11,288
Retrophin Inc. (a)	30	661
Revance Therapeutics Inc. (a)	23	711
Rigel Pharmaceuticals Inc. (a)	117	413
Rockwell Medical Technologies Inc. (a) (b)	47	244
Sage Therapeutics Inc. (a)	37	5,951
Sangamo Therapeutics Inc. (a)	67	1,278
Sarepta Therapeutics Inc. (a) (b)	50	3,710
Seattle Genetics Inc. (a)	88	4,624
Select Medical Holdings Corp. (a)	88	1,513
Seres Therapeutics Inc. (a) (b)	16	121
Spark Therapeutics Inc. (a) (b)	25	1,653
Spectrum Pharmaceuticals Inc. (a)	82	1,315
Staar Surgical Co. (a)	22	329
Steris Plc	69	6,469
Stryker Corp.	273	43,868

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Supernus Pharmaceuticals Inc. (a)	40	1,856
Surgery Partners Inc. (a) (b)	17	291
SurModics Inc. (a)	11	427
Syneos Health Inc. - Class A (a)	46	1,630
Synergy Pharmaceuticals Inc. (a) (b)	209	382
Tactile Systems Technology Inc. (a)	10	331
Teladoc Inc. (a) (b)	44	1,783
Teleflex Inc.	37	9,341
Teligent Inc. (a) (b)	30	100
Tenet Healthcare Corp. (a)	81	1,953
TESARO Inc. (a) (b)	32	1,811
TG Therapeutics Inc. (a) (b)	51	731
TherapeuticsMD Inc. (a) (b)	138	673
Theravance Biopharma Inc. (a) (b)	34	816
Thermo Fisher Scientific Inc.	325	67,077
Tivity Health Inc. (a)	28	1,125
Triple-S Management Corp. - Class B (a)	19	485
Ultragenyx Pharmaceutical Inc. (a)	36	1,824
United Therapeutics Corp. (a)	36	4,010
UnitedHealth Group Inc.	785	167,932
Universal Health Services Inc. - Class B	71	8,396
US Physical Therapy Inc.	11	867
Vanda Pharmaceuticals Inc. (a)	33	564
Varex Imaging Corp. (a)	30	1,090
Varian Medical Systems Inc. (a)	75	9,152
Veeva Systems Inc. - Class A (a)	93	6,757
Vertex Pharmaceuticals Inc. (a)	205	33,382
Vocera Communications Inc. (a)	21	500
Voyager Therapeutics Inc. (a) (b)	13	240
Waters Corp. (a)	64	12,767
WaVe Life Sciences Ltd. (a) (b)	8	332
WellCare Health Plans Inc. (a)	36	7,039
West Pharmaceutical Services Inc.	60	5,306

	Shares/Par[1]	Value ($)
Wright Medical Group NV (a) (b)	81	1,617
Xencor Inc. (a)	35	1,050
Zimmer Biomet Holdings Inc.	164	17,923
ZIOPHARM Oncology Inc. (a) (b)	108	422
Zoetis Inc. - Class A	395	33,007
Zogenix Inc. (a)	26	1,058
Total Common Stocks (cost $2,498,059)		2,919,771
RIGHTS 0.0%
Dyax Corp. (a) (c)	141	453
Total Rights (cost $157)		453
SHORT TERM INVESTMENTS 1.9%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.55% (d) (e)	3,324	3,324
Securities Lending Collateral 1.8%
Securities Lending Cash Collateral Fund LLC, 1.69% (d) (e)	52,840	52,840
Total Short Term Investments (cost $56,164)		56,164
Total Investments 101.8% (cost $2,554,380)		2,976,388
Other Derivative Instruments 0.0%		54
Other Assets and Liabilities, Net (1.8)%		(51,964)
Total Net Assets 100.0%		2,924,478

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Variable Fund LLC's Board of Managers. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
E-mini Russell 2000 Index	14	June 2018	1,068	4	4
S&P 500 E-Mini Index	35	June 2018	4,580	50	46
				54	50

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Information Technology Sector Fund
COMMON STOCKS 100.0%
Information Technology 100.0%
2U Inc. (a)	20	1,666
3D Systems Corp. (a) (b)	41	474
8x8 Inc. (a)	38	705
A10 Networks Inc. (a)	20	117
Acacia Communications Inc. (a) (b)	6	223
Accenture Plc - Class A	232	35,678
ACI Worldwide Inc. (a)	47	1,115
Activision Blizzard Inc.	271	18,310
Acxiom Corp. (a)	29	655
Adobe Systems Inc. (a)	186	40,278
ADTRAN Inc.	20	307
Advanced Energy Industries Inc. (a)	15	931
Advanced Micro Devices Inc. (a) (b)	308	3,099
Akamai Technologies Inc. (a)	64	4,528
Alarm.com Holdings Inc. (a)	6	209
Alliance Data Systems Corp.	19	3,999
Alpha & Omega Semiconductor Ltd. (a)	6	86
Alphabet Inc. - Class A (a)	113	117,027
Alphabet Inc. - Class C (a)	119	122,768
Ambarella Inc. (a) (b)	13	658
Amkor Technology Inc. (a)	44	441
Amphenol Corp. - Class A	115	9,949
Analog Devices Inc.	139	12,686
ANGI Homeservices Inc. (a) (b)	15	201
Anixter International Inc. (a)	12	899
Ansys Inc. (a)	32	5,010
Apple Inc.	1,943	325,941
Applied Materials Inc.	403	22,415
Applied Optoelectronics Inc. (a) (b)	7	175
Arista Networks Inc. (a)	18	4,607
ARRIS International Plc (a)	68	1,813
Arrow Electronics Inc. (a)	34	2,600
Aspen Technology Inc. (a)	28	2,177
Autodesk Inc. (a)	75	9,375
Automatic Data Processing Inc.	168	19,018
Avnet Inc.	47	1,958
AVX Corp.	21	353
Axcelis Technologies Inc. (a)	13	329
Badger Meter Inc.	10	476
Belden Inc.	15	1,059
Benchmark Electronics Inc.	19	559
Benefitfocus Inc. (a) (b)	7	161
Black Knight Inc. (a)	51	2,423
Blackbaud Inc.	19	1,885
Blackhawk Network Holdings Inc. (a)	22	963
Blackline Inc. (a)	13	511
Blucora Inc. (a)	16	390
Booz Allen Hamilton Holding Corp. - Class A	54	2,100
Bottomline Technologies Inc. (a)	15	589
Box Inc. - Class A (a)	41	851
Broadcom Ltd.	154	36,353
Broadridge Financial Solutions Inc.	44	4,860
Brooks Automation Inc.	27	743
CA Inc.	119	4,034
Cabot Microelectronics Corp.	10	1,023
CACI International Inc. - Class A (a)	9	1,373
Cadence Design Systems Inc. (a)	108	3,970
CalAmp Corp. (a)	16	356
Callidus Software Inc. (a)	26	930
Carbonite Inc. (a)	10	282
Cardtronics Plc - Class A (a)	17	378
Cars.com Inc. (a) (b)	27	758
Cass Information Systems Inc.	4	240
Cavium Inc. (a)	26	2,055
CDK Global Inc.	48	3,014
CDW Corp.	58	4,072
CEVA Inc. (a)	8	299
ChannelAdvisor Corp. (a)	7	63
Ciena Corp. (a)	55	1,426
	Shares/Par[1]	Value ($)
Cirrus Logic Inc. (a)	23	955
Cisco Systems Inc.	1,870	80,201
Cision Ltd. (a) (b)	12	144
Citrix Systems Inc. (a)	58	5,339
Cognex Corp.	66	3,445
Cognizant Technology Solutions Corp. - Class A	223	17,935
Coherent Inc. (a)	9	1,752
Cohu Inc.	8	194
CommerceHub Inc. - Class A (a)	4	85
CommerceHub Inc. - Class C (a)	13	294
CommScope Holding Co. Inc. (a)	71	2,850
CommVault Systems Inc. (a)	16	903
Comtech Telecommunications Corp.	8	252
Conduent Inc. (a)	66	1,223
Control4 Corp. (a)	9	188
Convergys Corp. (b)	36	806
CoreLogic Inc. (a)	31	1,408
Cornerstone OnDemand Inc. (a)	20	774
Corning Inc.	328	9,143
Coupa Software Inc. (a)	10	444
Cray Inc. (a)	17	354
Cree Inc. (a) (b)	38	1,514
CSG Systems International Inc.	14	617
CSRA Inc.	62	2,558
CTS Corp.	11	310
Cypress Semiconductor Corp.	125	2,119
Daktronics Inc.	10	87
Dell Technologies Inc. - Class V (a)	78	5,688
Diebold Nixdorf Inc. (b)	25	379
Diodes Inc. (a)	15	453
Dolby Laboratories Inc.	22	1,395
DST Systems Inc.	22	1,877
DXC Technology Co.	109	10,922
eBay Inc. (a)	377	15,170
Ebix Inc. (b)	8	619
EchoStar Corp. - Class A (a)	17	924
Electro Scientific Industries Inc. (a)	11	213
Electronic Arts Inc. (a)	116	14,101
Electronics for Imaging Inc. (a)	16	435
Ellie Mae Inc. (a)	13	1,237
Endurance International Group Holdings Inc. (a)	20	149
Entegris Inc.	52	1,821
Envestnet Inc. (a)	17	984
EPAM Systems Inc. (a)	19	2,146
ePlus Inc. (a)	5	386
Etsy Inc. (a)	31	876
Euronet Worldwide Inc. (a)	19	1,499
Everbridge Inc. (a)	10	355
Everi Holdings Inc. (a)	30	194
EVERTEC Inc.	25	410
ExlService Holdings Inc. (a)	13	722
Extreme Networks (a)	45	497
F5 Networks Inc. (a)	23	3,398
Fabrinet (a) (b)	13	405
Facebook Inc. - Class A (a)	902	144,159
Fair Isaac Corp. (a)	12	1,969
FARO Technologies Inc. (a)	6	337
Fidelity National Information Services Inc.	126	12,141
Finisar Corp. (a) (b)	41	641
FireEye Inc. (a)	60	1,016
First Data Corp. - Class A (a)	170	2,724
First Solar Inc. (a)	29	2,090
Fiserv Inc. (a)	157	11,221
FitBit Inc. - Class A (a) (b)	61	311
Five9 Inc. (a)	18	536
FleetCor Technologies Inc. (a)	34	6,872
Flextronics International Ltd. (a)	203	3,320
FLIR Systems Inc.	52	2,609
FormFactor Inc. (a)	25	337
Fortinet Inc. (a)	57	3,030
Gartner Inc. (a)	34	4,007
Global Payments Inc.	60	6,702
Glu Mobile Inc. (a)	42	157
GoDaddy Inc. - Class A (a)	53	3,266
Gogo Inc. (a) (b)	25	212

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
GrubHub Inc. (a) (b)	31	3,188
GTT Communications Inc. (a) (b)	13	722
Guidewire Software Inc. (a)	29	2,307
Hackett Group Inc.	6	104
Hewlett Packard Enterprise Co.	605	10,613
Hortonworks Inc. (a)	21	418
HP Inc.	631	13,828
HubSpot Inc. (a) (b)	13	1,384
IAC/InterActiveCorp. (a)	29	4,570
Ichor Holdings Ltd. (a) (b)	9	217
II-VI Inc. (a)	22	907
Imperva Inc. (a)	10	433
Impinj Inc. (a) (b)	7	90
Infinera Corp. (a)	57	622
Inphi Corp. (a) (b)	13	402
Insight Enterprises Inc. (a)	14	477
Instructure Inc. (a)	12	489
Integrated Device Technology Inc. (a)	50	1,514
Intel Corp.	1,770	92,196
InterDigital Inc.	14	1,004
International Business Machines Corp.	333	51,033
Intuit Inc.	92	15,905
IPG Photonics Corp. (a)	14	3,353
Itron Inc. (a)	13	941
j2 Global Inc. (b)	18	1,430
Jabil Inc.	60	1,730
Jack Henry & Associates Inc.	29	3,547
Juniper Networks Inc.	144	3,508
Kemet Corp. (a)	21	385
Keysight Technologies Inc. (a)	70	3,684
Kimball Electronics Inc. (a)	11	181
KLA-Tencor Corp.	60	6,525
Knowles Corp. (a)	36	451
Kulicke & Soffa Industries Inc. (a)	28	697
Lam Research Corp.	61	12,470
Lattice Semiconductor Corp. (a)	38	211
Leidos Holdings Inc.	55	3,597
Limelight Networks Inc. (a)	42	174
Littelfuse Inc.	10	1,990
LivePerson Inc. (a)	18	299
LogMeIn Inc.	20	2,312
Lumentum Holdings Inc. (a) (b)	24	1,527
M/A-COM Technology Solutions Holdings Inc. (a) (b)	15	257
Manhattan Associates Inc. (a)	25	1,049
Mantech International Corp. - Class A	9	513
Marvell Technology Group Ltd.	149	3,127
MasterCard Inc. - Class A	355	62,224
Match Group Inc. (a) (b)	20	880
Maxim Integrated Products Inc.	107	6,428
MAXIMUS Inc.	25	1,660
MaxLinear Inc. - Class A (a)	24	536
Mellanox Technologies Ltd. (a) (b)	17	1,240
MercadoLibre Inc.	16	5,643
Mesa Laboratories Inc. (b)	1	139
Methode Electronics Inc.	13	526
Microchip Technology Inc.	89	8,144
Micron Technology Inc. (a)	436	22,727
Microsemi Corp. (a)	44	2,840
Microsoft Corp.	2,773	253,069
MicroStrategy Inc. - Class A (a)	3	416
MINDBODY Inc. - Class A (a)	12	468
Mitel Networks Corp. (a)	40	367
MKS Instruments Inc.	20	2,370
MobileIron Inc. (a)	7	35
MoneyGram International Inc. (a)	13	110
Monolithic Power Systems Inc.	15	1,760
Monotype Imaging Holdings Inc.	14	305
Motorola Solutions Inc.	61	6,469
MTS Systems Corp.	7	361
Nanometrics Inc. (a)	10	270
National Instruments Corp.	46	2,307
NCR Corp. (a)	45	1,432
Net 1 UEPS Technologies Inc. (a) (b)	21	203
NetApp Inc.	102	6,291
NetGear Inc. (a)	11	645
	Shares/Par[1]	Value ($)
NetScout Systems Inc. (a)	30	789
New Relic Inc. (a)	13	971
NIC Inc.	20	273
Novanta Inc. (a)	13	693
Nuance Communications Inc. (a)	108	1,697
Nutanix Inc. - Class A (a)	41	2,027
NVE Corp.	2	153
Nvidia Corp.	229	53,076
Oclaro Inc. (a) (b)	62	590
ON Semiconductor Corp. (a)	162	3,967
Oracle Corp.	1,184	54,159
OSI Systems Inc. (a)	7	434
Palo Alto Networks Inc. (a)	35	6,284
Pandora Media Inc. (a) (b)	100	502
Park Electrochemical Corp.	5	89
Paychex Inc.	123	7,551
Paycom Software Inc. (a) (b)	18	1,959
Paylocity Holding Corp. (a)	11	587
PayPal Holdings Inc. (a)	432	32,754
PC Connection Inc.	4	105
PDF Solutions Inc. (a) (b)	9	106
Pegasystems Inc.	14	869
Perficient Inc. (a)	11	263
Photronics Inc. (a)	29	237
Plantronics Inc.	13	767
Plexus Corp. (a)	13	771
Power Integrations Inc.	12	797
Presidio Inc. (a)	14	219
Progress Software Corp.	16	621
Proofpoint Inc. (a)	17	1,957
PROS Holdings Inc. (a) (b)	12	394
PTC Inc. (a)	44	3,453
Pure Storage Inc. - Class A (a)	30	606
Q2 Holdings Inc. (a)	12	566
QAD Inc. - Class A	4	151
Qorvo Inc. (a)	48	3,386
QUALCOMM Inc.	557	30,882
Qualys Inc. (a)	12	886
Quantenna Communications Inc. (a) (b)	3	38
Quotient Technology Inc. (a) (b)	30	390
Rambus Inc. (a)	40	541
Rapid7 Inc. (a)	10	257
RealPage Inc. (a)	23	1,161
Red Hat Inc. (a)	67	10,082
Ribbon Communications Inc. (a)	17	88
RingCentral Inc. - Class A (a)	22	1,389
Rogers Corp. (a)	7	844
Rudolph Technologies Inc. (a)	10	271
Sabre Corp.	84	1,792
Salesforce.com Inc. (a)	259	30,170
Sanmina Corp. (a)	29	761
ScanSource Inc. (a)	9	334
Science Applications International Corp.	17	1,338
Seagate Technology	111	6,471
Semtech Corp. (a)	24	945
ServiceNow Inc. (a)	65	10,809
ServiceSource International Inc. (a)	14	53
Shutterstock Inc. (a)	8	397
Silicon Laboratories Inc. (a)	16	1,455
Skyworks Solutions Inc.	70	7,032
SMART Global Holdings Inc. (a)	4	183
SolarEdge Technologies Inc. (a)	11	594
Splunk Inc. (a)	53	5,228
SPS Commerce Inc. (a)	6	387
Square Inc. - Class A (a) (b)	103	5,051
SS&C Technologies Holdings Inc.	67	3,594
Stamps.com Inc. (a) (b)	6	1,229
SunPower Corp. (a) (b)	20	162
Super Micro Computer Inc. (a)	13	224
Sykes Enterprises Inc. (a)	13	389
Symantec Corp.	237	6,126
Synaptics Inc. (a)	13	575
Synchronoss Technologies Inc. (a)	15	155
SYNNEX Corp.	11	1,296
Synopsys Inc. (a)	58	4,798

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Syntel Inc. (a)	15	377
Systemax Inc.	5	141
Tableau Software Inc. - Class A (a)	24	1,923
Take-Two Interactive Software Inc. (a)	43	4,195
TE Connectivity Ltd.	133	13,328
Tech Data Corp. (a)	14	1,214
Teradata Corp. (a)	46	1,824
Teradyne Inc.	75	3,431
Texas Instruments Inc.	373	38,717
TiVo Corp.	45	610
Total System Services Inc.	63	5,462
Trade Desk Inc. - Class A (a) (b)	10	512
Travelport Worldwide Ltd.	48	789
Trimble Inc. (a)	96	3,449
TrueCar Inc. (a) (b)	27	253
TTEC Holdings Inc.	5	161
TTM Technologies Inc. (a)	33	499
Tucows Inc. (a) (b)	3	147
Twilio Inc. - Class A (a) (b)	24	911
Twitter Inc. (a)	241	6,988
Tyler Technologies Inc. (a)	14	2,908
Ubiquiti Networks Inc. (a) (b)	10	672
Ultimate Software Group Inc. (a)	11	2,645
Ultra Clean Holdings Inc. (a)	14	263
Unisys Corp. (a) (b)	18	198
Universal Display Corp.	16	1,614
Varonis Systems Inc. (a)	7	398
VASCO Data Security International Inc. (a)	9	122
Veeco Instruments Inc. (a)	18	313
VeriFone Systems Inc. (a)	42	639
Verint Systems Inc. (a)	24	1,024
VeriSign Inc. (a) (b)	33	3,948
Versum Materials Inc.	41	1,536
ViaSat Inc. (a) (b)	21	1,353
Viavi Solutions Inc. (a)	86	839
Virtusa Corp. (a)	11	517
	Shares/Par[1]	Value ($)
Visa Inc. - Class A	686	82,054
Vishay Intertechnology Inc.	51	943
VMware Inc. - Class A (a) (b)	27	3,274
Web.com Group Inc. (a)	16	287
Western Digital Corp.	113	10,394
Western Union Co.	175	3,368
WEX Inc. (a)	15	2,328
Workday Inc. - Class A (a)	52	6,652
Workiva Inc. - Class A (a)	11	255
Worldpay Inc. - Class A (a)	113	9,311
Xcerra Corp. (a)	18	204
Xerox Corp.	83	2,392
Xilinx Inc.	96	6,914
XO Group Inc. (a)	7	152
Xperi Corp.	17	370
Yelp Inc. - Class A (a)	31	1,294
Yext Inc. (a) (b)	12	150
Zebra Technologies Corp. - Class A (a)	20	2,798
Zendesk Inc. (a)	39	1,851
Zillow Group Inc. - Class C (a) (b)	41	2,217
Zynga Inc. - Class A (a)	304	1,113
Total Common Stocks (cost $1,577,668)		2,472,469
SHORT TERM INVESTMENTS 1.1%
Securities Lending Collateral 1.1%
Securities Lending Cash Collateral Fund LLC, 1.69% (c) (d)	27,152	27,152
Total Short Term Investments (cost $27,152)		27,152
Total Investments 101.1% (cost $1,604,820)		2,499,621
Other Derivative Instruments 0.0%		12
Other Assets and Liabilities, Net (1.1)%		(26,177)
Total Net Assets 100.0%		2,473,456

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
NASDAQ 100 E-Mini	5	June 2018	649	12	10

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital JNL 5 Fund
COMMON STOCKS 99.7%
Consumer Discretionary 21.8%
American Eagle Outfitters Inc.	1,622	32,331
Aptiv Plc	835	70,916
BBX Capital Corp. - Class A	329	3,032
Carnival Plc	442	28,968
Cavco Industries Inc. (a)	29	5,052
Century Communities Inc. (a)	92	2,766
Childrens Place Retail Stores Inc.	59	7,942
Churchill Downs Inc.	51	12,542
Foot Locker Inc.	639	29,101
Fox Factory Holding Corp. (a)	124	4,333
Gap Inc.	902	28,135
Genuine Parts Co.	304	27,290
Grand Canyon Education Inc. (a)	161	16,854
Gray Television Inc. (a)	246	3,124
HanesBrands Inc. (b)	1,399	25,764
Harley-Davidson Inc. (b)	583	25,005
Hilton Grand Vacations Inc. (a)	331	14,263
ILG Inc.	414	12,877
Installed Building Products Inc. (a)	104	6,262
International Game Technology Plc	1,101	29,423
iRobot Corp. (a) (b)	92	5,941
Leggett & Platt Inc.	623	27,640
M/I Homes Inc. (a)	93	2,970
Marks & Spencer Group Plc	11,794	44,827
Marriott International Inc. - Class A	547	74,377
Marriott Vacations Worldwide Corp.	88	11,794
MDC Holdings Inc.	182	5,091
Meritage Homes Corp. (a)	134	6,065
Monarch Casino & Resort Inc. (a)	60	2,532
Newell Brands Inc.	926	23,608
Nordstrom Inc. (b)	616	29,810
NutriSystem Inc. (b)	102	2,743
Planet Fitness Inc. - Class A (a)	285	10,772
Sands China Ltd.	9,712	52,924
Sleep Number Corp. (a)	135	4,742
Tapestry Inc.	655	34,467
TRI Pointe Homes Inc. (a)	499	8,193
William Lyon Homes - Class A (a)	108	2,967
Williams-Sonoma Inc. (b)	562	29,638
Wingstop Inc. (b)	99	4,656
Winnebago Industries Inc.	105	3,935
World Wrestling Entertainment Inc. - Class A (b)	256	9,236
		784,908
Consumer Staples 6.9%
Calavo Growers Inc.	56	5,213
Campbell Soup Co. (b)	631	27,336
Coca-Cola Co.	2,683	116,508
Darling Ingredients Inc. (a)	548	9,478
MGP Ingredients Inc. (b)	57	5,077
Performance Food Group Co. (a)	336	10,033
Procter & Gamble Co.	814	64,511
Sanderson Farms Inc.	76	9,015
		247,171
Energy 9.4%
BP Plc	6,867	46,243
Chevron Corp.	579	66,052
China Petroleum & Chemical Corp. - Class H	62,808	56,429
Exxon Mobil Corp.	854	63,759
Murphy Oil Corp.	902	23,317
Phillips 66	290	27,784
Schlumberger Ltd.	404	26,153
Valero Energy Corp.	318	29,480
		339,217
Financials 10.6%
American Equity Investment Life Holding Co.	295	8,675
Bank of China Ltd. - Class H	96,635	52,634
China Construction Bank Corp. - Class H	50,937	53,055
Cohen & Steers Inc.	152	6,188
Encore Capital Group Inc. (a) (b)	87	3,943
FirstCash Inc.	158	12,823
	Shares/Par[1]	Value ($)
Houlihan Lokey Inc. - Class A	222	9,920
HSBC Holdings Plc (b)	4,806	45,561
Interactive Brokers Group Inc.	239	16,097
Kemper Corp.	171	9,757
Lloyds Banking Group Plc	53,468	48,576
Moelis & Co. - Class A	113	5,728
NMI Holdings Inc. - Class A (a)	203	3,360
PJT Partners Inc. - Class A	63	3,155
Progressive Corp.	1,339	81,569
Texas Pacific Land Trust	26	13,240
Walker & Dunlop Inc.	97	5,743
		380,024
Health Care 10.7%
Akorn Inc. (a)	414	7,741
Anthem Inc.	322	70,818
Cardinal Health Inc.	465	29,142
Chemed Corp.	53	14,480
Diplomat Pharmacy Inc. (a)	233	4,695
Emergent BioSolutions Inc. (a)	137	7,200
Enanta Pharmaceuticals Inc. (a)	62	4,986
Globus Medical Inc. - Class A (a)	322	16,070
Inovalon Holdings Inc. - Class A (a) (b)	494	5,240
Integer Holdings Corp. (a)	107	6,068
LHC Group Inc. (a)	60	3,701
Merck & Co. Inc.	1,298	70,689
Merit Medical Systems Inc. (a)	166	7,530
MiMedx Group Inc. (a) (b)	376	2,622
Orthofix International NV (a)	62	3,627
Pfizer Inc.	3,360	119,252
Providence Services Corp. (a)	46	3,163
Supernus Pharmaceuticals Inc. (a)	169	7,761
		384,785
Industrials 15.7%
Aerojet Rocketdyne Holdings Inc. (a)	243	6,799
Alamo Group Inc.	39	4,249
American Woodmark Corp. (a)	52	5,111
Boeing Co.	250	81,983
Caterpillar Inc.	465	68,592
Columbus Mckinnon Corp.	78	2,792
Deere & Co.	465	72,199
Dycom Industries Inc. (a)	104	11,161
Eaton Corp. Plc	366	29,280
Emerson Electric Co.	413	28,191
General Electric Co.	6,662	89,800
Insperity Inc.	139	9,642
Kadant Inc.	36	3,416
KAR Auction Services Inc.	577	31,289
KLX Inc. (a)	169	11,987
Korn/Ferry International	188	9,683
Marten Transport Ltd.	185	4,212
Mercury Systems Inc. (a)	156	7,523
On Assignment Inc. (a)	174	14,223
PGT Innovations Inc. (a)	168	3,138
Rush Enterprises Inc. - Class A (a)	130	5,512
Saia Inc. (a)	84	6,297
Sun Hydraulics Corp.	92	4,912
Trex Co. Inc. (a)	98	10,674
TriNet Group Inc. (a)	231	10,722
Watsco Inc.	174	31,449
		564,836
Information Technology 14.1%
Applied Optoelectronics Inc. (a) (b)	66	1,644
Brooks Automation Inc.	231	6,246
Cabot Microelectronics Corp.	85	9,078
CalAmp Corp. (a)	121	2,761
CEVA Inc. (a)	74	2,695
Cisco Systems Inc.	3,166	135,792
DXC Technology Co.	747	75,077
Etsy Inc. (a)	404	11,329
FormFactor Inc. (a)	247	3,375
Globant SA (a) (b)	119	6,130
II-VI Inc. (a)	208	8,497
International Business Machines Corp.	458	70,209
InterXion Holding NV (a)	238	14,800

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Kulicke & Soffa Industries Inc. (a)	238	5,948
Micron Technology Inc. (a)	1,580	82,378
Orbotech Ltd. (a)	160	9,963
Paylocity Holding Corp. (a)	173	8,858
RealPage Inc. (a)	278	14,305
Silicon Laboratories Inc. (a)	142	12,781
Stamps.com Inc. (a) (b)	58	11,605
Versum Materials Inc.	363	13,680
		507,151
Materials 4.8%
Boise Cascade Co.	131	5,043
CF Industries Holdings Inc.	682	25,734
Ferro Corp. (a)	274	6,366
Hudbay Minerals Inc.	871	6,183
Iamgold Corp. (a)	1,537	7,979
International Paper Co.	479	25,601
Kaiser Aluminum Corp.	55	5,560
KMG Chemicals Inc.	52	3,121
Kraton Corp. (a)	106	5,053
Louisiana-Pacific Corp.	485	13,943
Sherwin-Williams Co.	179	70,278
		174,861
Real Estate 0.2%
HFF Inc. - Class A	127	6,300
Telecommunication Services 5.5%
BT Group Plc	13,557	43,326
	Shares/Par[1]	Value ($)
Verizon Communications Inc.	2,350	112,377
Vodafone Group Plc	15,495	42,344
		198,047
Total Common Stocks (cost $3,456,288)		3,587,300
SHORT TERM INVESTMENTS 3.0%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.55% (c) (d)	1,856	1,856
Securities Lending Collateral 2.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (d)	104,219	104,219
Treasury Securities 0.0%
U.S. Treasury Bill
1.47%, 06/07/18 (e) (f)	595	593
Total Short Term Investments (cost $106,668)		106,668
Total Investments 102.7% (cost $3,562,956)		3,693,968
Other Derivative Instruments 0.0%		139
Other Assets and Liabilities, Net (2.7)%		(97,548)
Total Net Assets 100.0%		3,596,559

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
E-mini Russell 2000 Index	44	June 2018		3,523	30	(154)
FTSE 100 Index	16	June 2018	GBP	1,139	11	(28)
S&P 500 E-Mini Index	49	June 2018		6,832	87	(357)
					128	(539)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
GBP/USD	BOA	06/20/18	GBP	1,250	1,758	9
USD/GBP	UBS	04/03/18	GBP	(152)	(213)	2
USD/GBP	DUB	04/04/18	GBP	(130)	(182)	—
					1,363	11

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital MSCI World Index Fund
COMMON STOCKS 98.9%
Argentina 0.0%
MercadoLibre Inc.	—	135
Australia 2.4%
AGL Energy Ltd.	6	100
Alumina Ltd. (a)	22	41
Amcor Ltd.	10	115
AMP Ltd.	26	102
APA Group	10	61
Aristocrat Leisure Ltd.	5	91
ASX Ltd.	2	75
Aurizon Holdings Ltd.	18	60
AusNet Services	17	21
Australia & New Zealand Banking Group Ltd.	26	542
Bank of Queensland Ltd.	4	30
Bendigo and Adelaide Bank Ltd. (a)	4	33
BHP Billiton Ltd.	28	627
BlueScope Steel Ltd.	5	60
Boral Ltd.	11	61
Brambles Ltd.	14	111
Caltex Australia Ltd.	2	57
Challenger Financial Services Group Ltd.	5	47
CIMIC Group Ltd.	1	30
Coca-Cola Amatil Ltd.	5	35
Cochlear Ltd.	1	73
Commonwealth Bank of Australia	15	858
Computershare Ltd.	4	56
Crown Resorts Ltd.	4	35
CSL Ltd.	4	482
Dexus	9	66
Domino's Pizza Enterprises Ltd. (a)	1	18
Flight Centre Ltd. (a)	1	23
Fortescue Metals Group Ltd. (a)	14	47
Goodman Group	16	105
GPT Group	16	60
Harvey Norman Holdings Ltd. (a)	5	15
Healthscope Ltd.	16	24
Incitec Pivot Ltd.	15	42
Insurance Australia Group Ltd.	21	124
LendLease Corp. Ltd.	5	66
Macquarie Group Ltd.	3	227
Medibank Private Ltd.	25	56
Mirvac Group	33	56
National Australia Bank Ltd.	24	523
Newcrest Mining Ltd.	7	105
Oil Search Ltd.	12	68
Orica Ltd.	3	47
Origin Energy Ltd. (b)	16	107
QBE Insurance Group Ltd.	12	92
Ramsay Health Care Ltd. (a)	1	61
REA Group Ltd.	—	30
Rio Tinto Ltd.	4	211
Santos Ltd. (b)	17	67
Scentre Group	48	143
Seek Ltd.	3	43
Sonic Health Care Ltd.	4	64
South32 Ltd.	48	119
Stockland	22	67
Suncorp Group Ltd.	12	121
Sydney Airport	10	51
Tabcorp Holdings Ltd.	18	61
Telstra Corp. Ltd.	38	91
TPG Telecom Ltd. (a)	3	15
Transurban Group	19	165
Treasury Wine Estates Ltd.	7	87
Vicinity Centres	30	56
Wesfarmers Ltd.	10	320
Westfield Corp.	18	117
Westpac Banking Corp.	30	665
Woodside Petroleum Ltd.	8	174
Woolworths Group Ltd.	11	231
		8,633
	Shares/Par[1]	Value ($)
Austria 0.1%
Andritz AG	1	37
Erste Group Bank AG	3	138
OMV AG	1	77
Raiffeisen International Bank Holding AG (b)	1	52
Voestalpine AG	1	54
		358
Belgium 0.4%
AGEAS	2	88
Anheuser-Busch InBev NV	7	740
Belgacom SA	1	42
Colruyt SA	1	29
Groupe Bruxelles Lambert SA	1	83
KBC Groep NV	2	193
Solvay SA	1	93
Telenet Group Holding NV (b)	—	31
UCB SA	1	93
Umicore SA	2	90
		1,482
Bermuda 0.1%
Arch Capital Group Ltd. (b)	1	101
Axis Capital Holdings Ltd.	1	44
RenaissanceRe Holdings Ltd.	—	51
		196
Canada 3.3%
Agnico-Eagle Mines Ltd.	2	88
Alimentation Couche-Tard Inc.	4	170
AltaGas Ltd. (a)	2	28
ARC Resources Ltd. (a)	3	35
Atco Ltd. - Class I	1	22
Bank of Montreal	6	431
Bank of Nova Scotia	11	653
Barrick Gold Corp.	11	132
BCE Inc.	1	60
Blackberry Ltd. (b)	5	53
Bombardier Inc. - Class B (b)	18	51
Brookfield Asset Management Inc. - Class A	7	292
CAE Inc.	2	45
Cameco Corp.	4	33
Canadian Imperial Bank of Commerce	4	344
Canadian National Railway Co.	7	480
Canadian Natural Resources Ltd.	10	308
Canadian Pacific Railway Ltd.	1	229
Canadian Tire Corp. Ltd. - Class A	1	79
Canadian Utilities Ltd. - Class A	1	32
CCL Industries Inc. - Class B	1	66
Cenovus Energy Inc.	9	80
CGI Group Inc. - Class A (b)	2	121
CI Financial Corp. (a)	2	51
Constellation Software Inc.	—	136
Crescent Point Energy Corp. (a)	5	33
Dollarama Inc.	1	109
Element Financial Corp. (a)	4	12
Emera Inc.	1	16
Empire Co. Ltd. - Class A	2	32
Enbridge Inc.	14	456
EnCana Corp.	9	97
Fairfax Financial Holdings Ltd.	—	101
Finning International Inc.	2	36
First Capital Realty Inc. (a)	2	24
First Quantum Minerals Ltd.	6	87
Fortis Inc.	4	128
Franco-Nevada Corp.	2	116
George Weston Ltd.	1	40
Gildan Activewear Inc.	2	58
Goldcorp Inc.	8	108
Great-West Lifeco Inc.	3	69
H&R REIT	1	21
Husky Energy Inc. (b)	3	44
Hydro One Ltd.	3	44
IGM Financial Inc. (a)	1	23
Imperial Oil Ltd.	3	71

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Industrial Alliance Insurance and Financial Services Inc.	1	41
Intact Financial Corp.	1	90
Inter Pipeline Ltd.	3	59
Jean Coutu Group PJC Inc. - Class A	1	15
Keyera Corp.	2	44
Kinross Gold Corp. (b)	11	45
Linamar Corp.	—	22
Loblaw Cos. Ltd.	2	101
Lululemon Athletica Inc. (b)	1	83
Lundin Mining Corp.	5	31
Magna International Inc.	3	175
Manulife Financial Corp.	18	327
Metro Inc.	2	67
National Bank of Canada	3	146
Nutrien Ltd. (a)	6	270
Onex Corp.	1	50
Open Text Corp.	2	83
Pembina Pipeline Corp.	4	137
Power Corp. of Canada	3	73
Power Finance Corp. Ltd.	2	55
PrairieSky Royalty Ltd. (a)	2	42
Restaurant Brands International Inc.	2	114
RioCan REIT	2	28
Rogers Communications Inc. - Class B	3	147
Royal Bank of Canada	13	996
Saputo Inc.	2	61
Seven Generations Energy Ltd. (b)	2	27
Shaw Communications Inc. - Class B	4	73
Shopify Inc. - Class A (b)	1	87
SmartCentres REIT	1	14
SNC-Lavalin Group Inc.	2	70
Sun Life Financial Inc.	5	222
Suncor Energy Inc.	15	504
Teck Resources Ltd. - Class B	5	129
TELUS Corp.	2	60
Thomson Reuters Corp.	3	100
Toronto-Dominion Bank	16	925
Tourmaline Oil Corp.	2	36
TransCanada Corp.	8	323
Turquoise Hill Resources Ltd. (b)	9	28
Vermilion Energy Inc. (a)	1	32
West Fraser Timber Co. Ltd.	1	40
Wheaton Precious Metals Corp.	4	81
		11,797
Denmark 0.7%
A P Moller - Maersk A/S - Class A	—	50
A P Moller - Maersk A/S - Class B	—	92
Carlsberg A/S - Class B	1	115
Chr Hansen Holding A/S	1	77
Coloplast A/S - Class B	1	90
Danske Bank A/S	7	245
DSV A/S	2	135
Genmab A/S (b)	1	112
H Lundbeck A/S (a)	1	34
ISS A/S	2	56
Novo Nordisk A/S - Class B	16	812
Novozymes A/S - Class B	2	105
Orsted A/S	2	108
Pandora A/S (a)	1	104
TDC A/S (b)	7	61
Tryg A/S	1	24
Vestas Wind Systems A/S	2	139
William Demant Holding A/S (b)	1	39
		2,398
Finland 0.4%
Elisa Oyj (a)	1	58
Fortum Oyj (a)	4	86
Kone Oyj - Class B	3	153
Metso Oyj (a)	1	32
Neste Oil Oyj	1	80
Nokia Oyj	51	284
Nokian Renkaat Oyj (a)	1	48
Orion Oyj - Class B	1	29
	Shares/Par[1]	Value ($)
Sampo Oyj - Class A	4	220
Stora Enso Oyj - Class R (a)	5	91
UPM-Kymmene Oyj	5	180
Wartsila Oyj	4	88
		1,349
France 3.7%
Accor SA	2	90
Aeroports de Paris	—	58
Air Liquide	4	462
Alstom SA	1	62
Amundi SA	—	35
Arkema SA	1	80
AtoS SE	1	118
AXA SA	17	456
BioMerieux	—	23
BNP Paribas SA	10	737
Bollore SA	8	41
Bouygues SA	2	96
Bureau Veritas SA	2	61
Capgemini SA	1	176
Carrefour SA (a)	5	106
Casino Guichard Perrachon SA	1	25
Cie de Saint-Gobain	4	235
Cie Generale d'Optique Essilor International SA	2	247
CNP Assurances SA	2	39
Compagnie Generale des Etablissements Michelin	2	223
Credit Agricole SA	10	163
Danone SA	5	437
Dassault Aviation SA	—	42
Dassault Systemes SA	1	159
Edenred	2	70
Eiffage SA	1	75
Electricite de France SA	5	71
Engie SA	16	269
Eurazeo SA	—	37
Eurofins Scientific SE	—	52
Eutelsat Communications Group SA	2	31
Faurecia	1	46
Fonciere Des Regions	—	33
Gecina SA	—	73
Groupe Eurotunnel SE	4	60
Hermes International SCA	—	171
Icade SA	—	30
Iliad SA	—	49
Imerys SA	—	32
Ingenico Group	1	43
Ipsen SA	—	52
JC Decaux SA	1	23
Kering SA	1	323
Klepierre	2	80
Lagardere SCA	1	31
Legrand SA	2	183
L'Oreal SA	2	503
LVMH Moet Hennessy Louis Vuitton SE	2	761
Natixis	8	69
Orange SA	18	302
Pernod-Ricard SA	2	311
Peugeot SA	5	113
Publicis Groupe SA	2	129
Remy Cointreau SA	—	29
Renault SA	2	196
Rexel SA	3	46
Safran SA	3	303
Sanofi SA	10	807
Schneider Electric SE (b)	5	445
SCOR SE	2	63
SEB SA	—	38
Societe BIC SA	—	26
Societe Generale SA	7	372
Sodexo SA	1	84
Suez Environnement Co.	3	48
Teleperformance	1	82
Thales SA	1	117
Total SA (a)	21	1,204

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Ubisoft Entertainment SA (b)	—	34
Unibail-Rodamco SE (a)	1	201
Valeo SA	2	144
Veolia Environnement	4	103
Vinci SA	4	439
Vivendi SA	9	235
Wendel SA	—	39
		13,248
Germany 3.3%
1&1 Drillisch AG	—	26
Adidas AG	2	406
Allianz SE	4	899
Axel Springer SE	—	37
BASF SE	8	825
Bayer AG	7	827
Bayerische Motoren Werke AG	3	319
Beiersdorf AG	1	103
Brenntag AG	1	83
Commerzbank AG (b)	10	125
Continental AG	1	268
Covestro AG	1	134
Daimler AG	9	722
Deutsche Bank AG	18	257
Deutsche Boerse AG	2	231
Deutsche Lufthansa AG	2	67
Deutsche Post AG	9	375
Deutsche Telekom AG	29	480
Deutsche Wohnen SE	3	150
E.ON SE	19	215
Evonik Industries AG	1	51
Fraport AG Frankfurt Airport Services Worldwide	—	37
Fresenius Medical Care AG & Co. KGaA	2	193
Fresenius SE & Co. KGaA	4	283
GEA Group AG	2	70
Hannover Rueck SE	1	74
HeidelbergCement AG	1	133
Henkel AG & Co. KGaA	1	119
Hochtief AG	—	32
Hugo Boss AG	1	50
Infineon Technologies AG	10	269
Innogy SE	1	59
K+S AG	2	50
KION Group AG	1	59
Lanxess AG	1	63
Linde AG (b)	2	348
MAN SE	—	37
Merck KGaA	1	113
Metro AG	2	29
MTU Aero Engines Holding AG	—	79
Muenchener Rueckversicherungs AG	1	321
Osram Licht AG	1	68
ProSiebenSat.1 Media SE	2	73
RTL Group SA	—	29
RWE AG (b)	5	116
SAP SE	9	909
Siemens AG	7	864
Siemens Healthineers AG (b)	1	37
Symrise AG	1	89
Telefonica Deutschland Holding AG	7	31
ThyssenKrupp AG	4	99
Uniper SE	2	46
United Internet AG	1	69
Volkswagen AG	—	58
Vonovia SE	4	213
Wirecard AG	1	127
Zalando SE (b)	1	54
		11,900
Hong Kong 1.3%
AIA Group Ltd.	107	915
ASM Pacific Technology Ltd.	2	34
Bank of East Asia Ltd.	11	44
BOC Hong Kong Holdings Ltd.	33	164
CK Asset Holdings Ltd.	23	194
CK Hutchison Holdings Ltd.	24	289
	Shares/Par[1]	Value ($)
CK Infrastructure Holdings Ltd.	6	49
CLP Holdings Ltd.	15	153
First Pacific Co. Ltd.	20	11
Galaxy Entertainment Group Ltd.	21	193
Hang Lung Group Ltd.	8	26
Hang Lung Properties Ltd.	17	41
Hang Seng Bank Ltd.	7	161
Henderson Land Development Co. Ltd.	11	72
HK Electric Investments Ltd. (a)	23	23
HKT Trust	34	43
Hong Kong & China Gas Co. Ltd.	76	156
Hong Kong Exchanges & Clearing Ltd.	10	339
Hongkong Land Holdings Ltd.	11	73
Hysan Development Co. Ltd.	6	32
Jardine Matheson Holdings Ltd.	2	117
Kerry Properties Ltd.	6	27
Kingston Financial Group Ltd. (a)	22	10
Li & Fung Ltd.	54	27
Link REIT	19	167
Melco Resorts & Entertainment Ltd. - ADR	2	63
MGM China Holdings Ltd.	8	22
Minth Group Ltd.	6	28
MTR Corp.	13	73
New World Development Ltd.	54	76
NWS Holdings Ltd.	14	26
PCCW Ltd.	39	23
Power Assets Holdings Ltd.	12	107
Shangri-La Asia Ltd.	12	24
Sino Land Co.	28	46
SJM Holdings Ltd.	18	16
Sun Hung Kai Properties Ltd.	13	207
Swire Pacific Ltd. - Class A	4	42
Swire Properties Ltd.	10	37
Techtronic Industries Co.	12	74
WH Group Ltd.	72	78
Wharf Holdings Ltd.	11	38
Wharf Real Estate Investment Co. Ltd.	11	72
Wheelock & Co. Ltd.	7	51
Yue Yuen Industrial Holdings Ltd.	7	28
		4,491
Ireland 1.0%
Accenture Plc - Class A	5	838
AIB Group Plc	6	35
Alkermes Plc (b)	1	85
Allegion Plc	1	70
Allergan Plc	3	496
Bank of Ireland Group Plc (b)	8	72
CRH Plc	7	250
Ingersoll-Rand Plc	2	188
James Hardie Industries SE - CDI	4	70
Kerry Group Plc - Class A	1	146
Medtronic Plc	12	963
Paddy Power Betfair Plc	1	74
Pentair Plc	2	103
Seagate Technology	3	148
		3,538
Israel 0.2%
Azrieli Group	—	19
Bank Hapoalim BM	10	66
Bank Leumi Le-Israel BM	13	78
Bezeq Israeli Telecommunication Corp. Ltd.	19	24
Check Point Software Technologies Ltd. (b)	1	113
Elbit Systems Ltd.	—	26
Frutarom Industries Ltd.	—	32
Israel Chemicals Ltd.	5	20
Mizrahi Tefahot Bank Ltd.	1	24
Nice Ltd. (b)	1	51
Teva Pharmaceutical Industries Ltd. - ADR (a)	8	142
		595
Italy 0.8%
Assicurazioni Generali SpA	11	211
Atlantia SpA	4	128
CNH Industrial NV	9	114
Davide Campari-Milano SpA	4	28

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Enel SpA	72	440
ENI SpA	23	401
EXOR NV	1	69
Ferrari NV	1	134
Intesa Sanpaolo SpA	9	32
Intesa Sanpaolo SpA	119	433
Leonardo SpA	4	42
Luxottica Group SpA	2	95
Mediobanca SpA	5	60
Poste Italiane SpA	5	43
Prysmian SpA	2	59
Recordati SpA	1	34
Snam Rete Gas SpA	21	94
Telecom Italia SpA	55	45
Telecom Italia SpA (b)	103	98
Terna Rete Elettrica Nazionale SpA	13	74
Unicredit SpA (b)	18	370
UnipolSai SpA	9	22
		3,026
Japan 9.1%
ABC-Mart Inc.	—	20
Acom Co. Ltd. (a) (b)	4	17
AEON Co. Ltd. (a)	5	98
AEON Financial Service Co. Ltd. (a)	1	23
AEON Mall Co. Ltd.	1	23
Air Water Inc.	1	27
Aisin Seiki Co. Ltd.	2	88
Ajinomoto Co. Inc.	5	89
Alfresa Holdings Corp.	2	38
All Nippon Airways Co. Ltd.	1	39
Alps Electric Co. Ltd. (a)	2	45
Amada Co. Ltd.	3	38
Aozora Bank Ltd.	1	44
Asahi Breweries Ltd.	3	183
Asahi Glass Co. Ltd.	2	76
Asahi Kasei Corp.	11	150
Ashikaga Holdings Co. Ltd.	9	35
Asics Corp.	2	28
Astellas Pharma Inc.	18	279
Bandai Namco Holdings Inc.	2	58
Bank of Kyoto Ltd.	1	34
Benesse Holdings Inc.	1	25
Bridgestone Corp.	6	255
Brother Industries Ltd.	2	49
Calbee Inc. (a)	1	24
Canon Inc.	9	347
Casio Computer Co. Ltd. (a)	2	27
Central Japan Railway Co.	1	248
China Bank Ltd.	6	49
Chubu Electric Power Co. Inc.	6	83
Chugai Pharmaceutical Co. Ltd.	2	96
Chugoku Electric Power Co. Inc. (a)	3	31
Coca-Cola Bottlers Japan Inc.	1	46
Concordia Financial Group Ltd.	11	62
CYBERDYNE Inc. (a) (b)	1	13
Dai Nippon Printing Co. Ltd.	3	52
Daicel Corp.	3	28
Daifuke Co. Ltd.	1	42
Dai-Ichi Life Holdings Inc.	9	176
Daiichi Sankyo Co. Ltd.	5	171
Daikin Industries Ltd.	2	244
Dainippon Sumitomo Pharma Co. Ltd. (a)	2	25
Daito Trust Construction Co. Ltd.	1	102
Daiwa House Industry Co. Ltd.	5	193
Daiwa House REIT Investment Co.	—	31
Daiwa Securities Group Inc.	14	90
Dena Co. Ltd. (a)	1	18
Denso Corp.	4	231
Dentsu Inc.	2	88
Disco Corp.	—	43
Don Quijote Holdings Co. Ltd.	1	63
East Japan Railway Co.	3	272
Eisai Co. Ltd. (a)	2	148
Electric Power Development Co. Ltd.	1	34
	Shares/Par[1]	Value ($)
FamilyMart UNY Holdings Co. Ltd.	1	58
Fanuc Ltd.	2	434
Fast Retailing Co. Ltd.	1	203
Fuji Electric Holdings Co. Ltd.	5	34
FUJIFILM Holdings Corp.	4	144
Fujitsu Ltd.	18	109
Fukuoka Financial Group Inc.	7	38
Hachijuni Bank Ltd.	4	21
Hakuhodo DY Holdings Inc.	2	29
Hamamatsu Photonics KK	1	50
Hankyu Hanshin Holdings Inc.	2	82
Hikari Tsushin Inc.	—	32
Hino Motors Ltd. (a)	2	31
Hirose Electric Co. Ltd.	—	44
Hisamitsu Pharmaceutical Co. Inc.	1	46
Hitachi Chemical Co. Ltd.	1	22
Hitachi Construction Machinery Co. Ltd.	1	39
Hitachi High-Technologies Corp.	1	29
Hitachi Ltd.	43	313
Hitachi Metals Ltd.	2	23
Honda Motor Co. Ltd.	15	526
Hoshizaki Corp.	1	45
Hoya Corp.	3	172
Hulic Co. Ltd.	3	29
Idemitsu Kosan Co. Ltd.	1	46
IHI Corp.	1	44
Iida Group Holdings Co. Ltd. (a)	1	26
INPEX Corp.	9	108
Isetan Mitsukoshi Holdings Ltd.	3	34
Isuzu Motors Ltd.	5	75
ITOCHU Corp.	13	258
J. Front Retailing Co. Ltd.	2	37
Japan Airlines Co. Ltd.	1	41
Japan Airport Terminal Co. Ltd.	—	16
Japan Exchange Group Inc.	5	88
Japan Post Bank Co. Ltd.	4	49
Japan Post Holdings Co. Ltd.	14	168
Japan Prime Realty Investment Corp.	—	29
Japan Real Estate Investment Corp.	—	57
Japan Retail Fund Investment Corp.	—	49
Japan Tobacco Inc.	10	281
JFE Holdings Inc.	5	95
JGC Corp. (a)	2	41
JS Group Corp.	2	53
JSR Corp.	1	20
JTEKT Corp.	2	29
JXTG Holdings Inc.	28	172
Kajima Corp.	8	75
Kakaku.com Inc. (a)	1	23
Kamigumi Co. Ltd.	1	22
Kaneka Corp.	2	20
Kansai Electric Power Co. Inc.	6	82
Kansai Paint Co. Ltd.	2	42
Kao Corp.	4	332
Kawasaki Heavy Industries Ltd.	1	45
KDDI Corp.	16	418
Keihan Holdings Co. Ltd.	1	25
Keikyu Corp. (a)	2	35
Keio Corp.	1	43
Keisei Electric Railway Co. Ltd.	1	40
Keyence Corp.	1	564
Kikkoman Corp.	1	53
Kintetsu Corp.	2	63
Kirin Holdings Co. Ltd.	8	203
Kobe Steel Ltd. (b)	3	28
Koito Manufacturing Co. Ltd.	1	70
Komatsu Ltd.	8	271
Konami Corp.	1	46
Konica Minolta Holdings Inc. (a)	4	36
Kose Corp.	—	63
Kubota Corp.	9	163
Kuraray Co. Ltd.	3	56
Kurita Water Industries Ltd.	1	29
Kyocera Corp.	3	164
kyowa Hakko Kirin Co. Ltd.	2	50

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Kyushu Electric Power Co. Inc.	4	47
Kyushu Financial Group Inc.	3	16
Kyushu Railway Co. (a)	1	44
Lawson Inc.	1	34
LINE Corp. (b)	—	16
Lion Corp.	2	41
M3 Inc.	2	88
Mabuchi Motor Co. Ltd.	—	20
Makita Corp.	2	94
Marubeni Corp.	15	109
Marui Group Co. Ltd. (a)	2	36
Maruichi Steel Tube Ltd. (a)	1	15
Mazda Motor Corp. (a)	5	68
McDonald's Holdings Co. Japan Ltd.	1	28
Medipal Holdings Corp.	2	33
MEIJI Holdings Co. Ltd.	1	85
Minebea Mitsumi Inc.	3	76
MISUMI Group Inc.	3	69
Mitsubishi Chemical Holdings Corp.	13	127
Mitsubishi Corp.	13	361
Mitsubishi Electric Corp.	17	276
Mitsubishi Estate Co. Ltd.	11	183
Mitsubishi Gas Chemical Co. Inc.	2	39
Mitsubishi Heavy Industries Ltd. (a)	3	112
Mitsubishi Materials Corp.	1	30
Mitsubishi Motors Corp. (a)	6	43
Mitsubishi Tanabe Pharma Corp.	2	40
Mitsubishi UFJ Financial Group Inc.	105	699
Mitsubishi UFJ Lease & Finance Co. Ltd.	4	25
Mitsui & Co. Ltd.	15	261
Mitsui Chemicals Inc.	2	51
Mitsui Fudosan Co. Ltd.	8	189
Mixi Inc.	—	15
Mizuho Financial Group Inc.	215	391
MS&AD Insurance Group Holdings	4	134
Murata Manufacturing Co. Ltd.	2	235
Nabtesco Corp.	1	39
Nagoya Railroad Co. Ltd.	2	41
NEC Corp.	2	68
NEC Electronics Corp. (b)	5	52
Nexon Co. Ltd. (b)	4	62
NGK Insulators Ltd.	2	41
NGK Spark Plug Co. Ltd.	2	36
Nidec Corp.	2	324
Nikon Corp.	3	56
Nintendo Co. Ltd.	1	447
Nippon Building Fund Inc.	—	66
Nippon Electric Glass Co. Ltd.	1	23
Nippon Express Co. Ltd.	1	46
Nippon Meat Packers Inc.	1	41
Nippon Paint Co. Ltd. (a)	1	52
Nippon Prologis REIT Inc.	—	35
Nippon Steel Corp.	7	151
Nippon Telegraph & Telephone Corp.	6	289
Nippon Yusen KK	2	29
Nissan Chemical Industries Ltd.	1	46
Nissan Motor Co. Ltd. (a)	20	211
Nisshin Seifun Group Inc.	2	36
Nissin Foods Holdings Co. Ltd.	1	35
Nitori Co. Ltd.	1	123
Nitto Denko Corp.	2	114
NOK Corp. (a)	1	18
Nomura Holdings Inc.	32	186
Nomura Real Estate Holdings Inc.	1	26
Nomura Real Estate Master Fund Inc.	—	49
Nomura Research Institute Ltd.	1	57
NSK Ltd.	3	47
NTT Data Corp.	6	59
NTT DoCoMo Inc.	12	309
Obayashi Corp.	6	64
Obic Co. Ltd.	1	50
Odakyu Electric Railway Co. Ltd.	3	55
OJI Holdings Corp.	8	52
Olympus Corp.	3	99
Omron Corp.	2	100
	Shares/Par[1]	Value ($)
Ono Pharmaceutical Co. Ltd.	4	119
Oracle Corp. Japan	—	25
Oriental Land Co. Ltd.	2	195
ORIX Corp.	12	209
Osaka Gas Co. Ltd. (a)	3	68
Otsuka Corp.	1	51
Otsuka Holdings Co. Ltd.	3	171
Panasonic Corp.	20	281
Park24 Co. Ltd.	1	27
Persol Holdings Co. Ltd.	1	38
Pola Orbis Holdings Inc.	1	33
Rakuten Inc.	8	70
Recruit Holdings Co. Ltd.	10	242
Resona Holdings Inc.	20	107
Ricoh Co. Ltd.	6	63
Rinnai Corp.	—	29
Rohm Co. Ltd.	1	76
Ryohin Keikaku Co. Ltd.	—	67
Sankyo Co. Ltd.	—	14
Santen Pharmaceutical Co. Ltd.	3	55
SBI Holdings Inc. (a)	2	42
Secom Co. Ltd.	2	141
Sega Sammy Holdings Inc.	2	26
Seibu Holdings Inc.	2	30
Seiko Epson Corp.	3	43
Sekisui Chemical Co. Ltd.	4	63
Sekisui House Ltd.	5	97
Seven & I Holdings Co. Ltd.	7	288
Seven Bank Ltd.	5	18
Sharp Corp. (a) (b)	1	39
Shimadzu Corp.	2	64
Shimamura Co. Ltd.	—	25
Shimano Inc.	1	87
Shimizu Corp.	5	44
Shin-Etsu Chemical Co. Ltd.	3	355
Shinsei Bank Ltd. (a)	2	23
Shionogi & Co. Ltd. (a)	3	141
Shiseido Co. Ltd.	3	213
Shizuoka Bank Ltd.	4	38
Showa Shell Sekiyu KK	2	23
SMC Corp.	1	205
SoftBank Group Corp.	7	546
Sohgo Security Services Co. Ltd.	1	34
Sompo Holdings Inc.	3	129
Sony Corp.	11	552
Sony Financial Holdings Inc. (a)	2	29
Stanley Electric Co. Ltd.	1	49
Start Today Co. Ltd.	2	44
Subaru Corp. NPV	5	179
Sumco Corp.	2	45
Sumitomo Chemical Co. Ltd.	14	82
Sumitomo Corp.	10	175
Sumitomo Electric Industries Ltd.	7	104
Sumitomo Heavy Industries Ltd.	1	38
Sumitomo Metal Mining Co. Ltd. (a)	2	91
Sumitomo Mitsui Financial Group Inc.	12	505
Sumitomo Mitsui Trust Holdings Inc.	3	119
Sumitomo Realty & Development Co. Ltd.	3	112
Sumitomo Rubber Industries Inc.	2	31
Sundrug Co. Ltd.	1	33
Suntory Beverage & Food Ltd.	1	63
Suruga Bank Ltd.	2	22
Suzuken Co. Ltd.	1	30
Suzuki Motor Corp. (a)	3	163
Sysmex Corp.	1	129
T&D Holdings Inc.	4	72
Taiheiyo Cement Corp.	1	40
Taisei Corp.	2	97
Taisho Pharmaceutical Holdings Co. Ltd.	—	30
Taiyo Nippon Sanso Corp.	1	18
Takashimaya Co. Ltd.	3	29
Takeda Pharmaceutical Co. Ltd.	6	307
TDK Corp.	1	107
Teijin Ltd.	2	32
Terumo Corp.	3	146

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
THK Co. Ltd.	1	46
Tobu Railway Co. Ltd.	2	55
Toho Co. Ltd.	1	33
Toho Gas Co. Ltd.	1	19
Tohoku Electric Power Co. Inc.	4	56
Tokio Marine Holdings Inc.	6	273
Tokyo Electric Power Co. Holdings Inc. (b)	13	51
Tokyo Electron Ltd.	1	258
Tokyo Gas Co. Ltd.	4	96
Tokyo Tatemono Co. Ltd.	2	29
Tokyu Corp.	5	76
Tokyu Fudosan Holdings Corp	5	34
Toppan Printing Co. Ltd.	5	41
Toray Industries Inc.	13	127
Toshiba Corp. (b)	55	160
Tosoh Corp.	3	54
TOTO Ltd.	1	68
Toyo Seikan Group Holdings Ltd.	2	22
Toyo Suisan Kaisha Ltd.	1	32
Toyoda Gosei Co. Ltd.	1	14
Toyota Industries Corp.	2	91
Toyota Motor Corp.	23	1,504
Toyota Tsusho Corp.	2	64
Trend Micro Inc.	1	65
Tsuruha Holdings Inc.	—	43
Unicharm Corp.	4	104
United Urban Investment Corp.	—	42
USS Co. Ltd.	2	41
West Japan Railway Co.	2	106
Yahoo! Japan Corp. (a)	13	60
Yakult Honsha Co. Ltd.	1	60
Yamada Denki Co. Ltd. (a)	6	35
Yamaguchi Financial Group Inc.	2	25
Yamaha Corp.	2	66
Yamaha Motor Co. Ltd.	3	75
Yamato Holdings Co. Ltd. (a)	3	78
Yamazaki Baking Co. Ltd.	1	25
Yaskawa Electric Corp.	2	106
Yokogawa Electric Corp.	2	43
Yokohama Rubber Co. Ltd.	1	26
		32,362
Jersey 0.0%
Randgold Resources Ltd.	1	70
Luxembourg 0.1%
ArcelorMittal (b)	6	186
Millicom International Cellular SA - SDR	1	41
SES SA - FDR (a)	3	44
Tenaris SA	4	73
		344
Macau 0.0%
Sands China Ltd.	22	118
Wynn Macau Ltd.	14	52
		170
Netherlands 2.2%
ABN AMRO Group NV - CVA	4	115
Aegon NV	16	107
Airbus SE	5	594
Akzo Nobel NV	2	210
Altice NV (b)	4	36
ASML Holding NV	3	679
Heineken Holding NV	1	107
Heineken NV	2	245
ING Groep NV	34	581
Koninklijke Ahold NV	11	268
Koninklijke Boskalis Westminster NV	1	24
Koninklijke KPN NV	31	93
Koninklijke Philips Electronics NV	8	318
Koninklijke Philips NV	2	164
Koninklijke Vopak NV	1	32
LyondellBasell Industries NV - Class A	3	318
NN Group NV	3	118
NXP Semiconductors NV (b)	3	360
Randstad Holding NV (a)	1	70
	Shares/Par[1]	Value ($)
Reed Elsevier NV	8	176
Royal Dutch Shell Plc - Class A	40	1,255
Royal Dutch Shell Plc - Class B	33	1,062
Unilever NV - CVA	14	809
Wolters Kluwer NV	3	138
		7,879
New Zealand 0.1%
Auckland International Airport Ltd.	9	38
Fisher & Paykel Healthcare Corp.	4	39
Fletcher Building Ltd.	6	28
Mercury NZ Ltd.	7	15
Meridian Energy Ltd.	12	24
Ryman Healthcare Ltd.	4	28
Spark New Zealand Ltd.	17	40
		212
Norway 0.3%
DNB Bank ASA	9	166
Gjensidige Forsikring ASA (a)	2	33
Marine Harvest ASA	4	75
Norsk Hydro ASA	12	71
Orkla ASA	7	79
Schibsted ASA - Class B	1	21
Statoil ASA	10	241
Telenor ASA	7	154
Yara International ASA	2	67
		907
Portugal 0.1%
Energias de Portugal SA	21	81
Galp Energia SGPS SA	4	85
Jeronimo Martins SGPS SA	2	41
		207
Singapore 0.8%
Ascendas REIT	22	45
Broadcom Ltd.	4	847
Capitaland Commercial Trust	23	33
CapitaLand Ltd.	23	63
CapitaMall Trust	22	36
City Developments Ltd.	4	36
ComfortDelgro Corp. Ltd.	20	31
DBS Group Holdings Ltd.	16	337
Flextronics International Ltd. (b)	5	82
Genting Singapore Plc	54	45
Golden Agri-Resources Ltd.	65	17
Hutchison Port Holdings Trust	48	14
Jardine Cycle & Carriage Ltd.	1	24
Keppel Corp. Ltd.	13	78
Oversea-Chinese Banking Corp. Ltd.	28	273
SembCorp Industries Ltd.	9	22
Singapore Airlines Ltd.	5	40
Singapore Airport Terminal Services Ltd.	6	24
Singapore Exchange Ltd.	7	41
Singapore Press Holdings Ltd.	15	28
Singapore Technologies Engineering Ltd.	14	38
Singapore Telecommunications Ltd.	72	185
StarHub Ltd. (a)	6	10
Suntec REIT	23	33
United Overseas Bank Ltd.	12	254
UOL Group Ltd.	4	29
Wilmar International Ltd.	14	35
Yangzijiang Shipbuilding Holdings Ltd.	21	20
		2,720
Spain 1.2%
Abertis Infraestructuras SA - Class A	6	141
ACS Actividades de Construccion y Servicios SA	2	86
Aena SME SA	1	123
Amadeus IT Group SA	4	289
Banco Bilbao Vizcaya Argentaria SA	59	467
Banco de Sabadell SA	48	99
Banco Santander SA	143	934
Bankia SA (a)	9	40
Bankinter SA (a)	6	62
CaixaBank SA	33	155
Enagas SA	2	56

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Endesa SA	3	63
Ferrovial SA	4	94
Gas Natural SDG SA	3	75
Grifols SA - Class A	3	76
Iberdrola SA	51	378
Inditex SA	10	306
Mapfre SA	10	32
Red Electrica Corp. SA	4	80
Repsol SA	11	197
Siemens Gamesa Renewable Energy SA (a)	2	34
Telefonica SA	41	404
		4,191
Sweden 1.0%
Alfa Laval AB	3	62
Assa Abloy AB - Class B	9	190
Atlas Copco AB - Class A	6	257
Atlas Copco AB - Class B	4	138
Boliden AB	2	87
Electrolux AB - Class B	2	68
Essity AB - Class B (b)	5	152
Getinge AB - Class B	2	24
Hennes & Mauritz AB - Class B (a)	8	125
Hexagon AB - Class B	2	139
Husqvarna AB - Class B	4	36
ICA Gruppen AB	1	25
Industrivarden AB - Class C	2	35
Investor AB - Class B	4	177
Kinnevik AB - Class B	2	76
L E Lundbergforetagen AB - Series B	—	25
Lundin Petroleum AB (b)	2	42
Nordea Bank AB	27	289
Sandvik AB	10	181
Securitas AB - Class B	3	48
Skandinaviska Enskilda Banken AB - Class A	13	140
Skanska AB - Class B	3	62
SKF AB - Class B (a)	3	69
Svenska Handelsbanken AB - Class A	13	168
Swedbank AB - Class A	8	178
Swedish Match AB	2	74
Tele2 AB - Class B	3	39
Telefonaktiebolaget LM Ericsson - Class B (a)	27	172
Telia Co. AB	23	111
Volvo AB - Class B (a)	14	252
		3,441
Switzerland 3.1%
ABB Ltd.	16	387
Adecco Group AG	1	105
Baloise Holding AG	—	69
Barry Callebaut AG	—	37
Cie Financiere Richemont SA	5	414
Clariant AG	2	42
Credit Suisse Group AG	22	364
Dufry AG (b)	—	41
EMS-Chemie Holding AG	—	46
Garmin Ltd.	1	62
Geberit AG	—	149
Givaudan SA	—	184
Glencore Plc	108	535
Julius Baer Group Ltd.	2	125
Kuehne & Nagel International AG	—	77
LafargeHolcim Ltd.	4	219
Lindt & Spruengli AG	—	73
Lonza Group AG	1	160
Nestle SA	28	2,177
Novartis AG	20	1,588
Pargesa Holding SA	—	31
Partners Group Holding AG	—	116
Roche Holding AG	6	1,426
Schindler Holding AG	—	38
SGS SA	—	120
Sika AG	—	149
Sonova Holding AG	—	75
STMicroelectronics NV (a)	6	128
Straumann Holding AG	—	53
	Shares/Par[1]	Value ($)
Swatch Group AG	—	42
Swatch Group AG	—	123
Swiss Life Holding AG	—	105
Swiss Prime Site AG	1	62
Swiss Re AG	3	286
Swisscom AG (a)	—	117
TE Connectivity Ltd.	3	310
UBS Group AG	32	568
Vifor Pharma AG	—	68
Zurich Insurance Group AG	1	439
		11,110
United Kingdom 5.9%
3i Group Plc	9	106
Admiral Group Plc	2	47
Anglo American Plc (a)	12	273
Antofagasta Plc	4	45
Aon Plc - Class A	2	313
Ashtead Group Plc	5	124
Associated British Foods Plc	3	113
AstraZeneca Plc	11	767
Auto Trader Group Plc	9	43
Aviva Plc	36	250
Babcock International Group Plc (a)	2	22
BAE Systems Plc	28	229
Barclays Plc	152	442
Barratt Developments Plc	9	68
Berkeley Group Holdings Plc	1	63
BHP Billiton Plc	19	370
BP Plc	175	1,176
British American Tobacco Plc	20	1,175
British Land Co. Plc	9	79
BT Group Plc	75	239
Bunzl Plc	3	89
Burberry Group Plc	4	94
Capita Group Plc	6	12
Carnival Plc	2	109
Centrica Plc	50	99
Cobham Plc (b)	22	37
Coca-Cola European Partners Plc	2	81
Coca-Cola HBC AG	2	60
Compass Group Plc	14	287
ConvaTec Group Plc	12	35
Croda International Plc	1	76
DCC Plc	1	74
Diageo Plc	22	751
Direct Line Insurance Group Plc	12	67
easyJet Plc	1	33
Experian Plc	8	176
Ferguson Plc	2	173
Fiat Chrysler Automobiles NV (b)	10	198
Fresnillo Plc	2	35
G4S Plc	14	49
GKN Plc	15	100
GlaxoSmithKline Plc	43	847
GVC Holdings Plc	3	45
Hammerson Plc (a)	7	54
Hargreaves Lansdown Plc	2	53
HSBC Holdings Plc	178	1,663
IHS Markit Ltd. (b)	4	170
IMI Plc	2	38
Imperial Brands Plc	9	290
InterContinental Hotels Group Plc	2	97
International Consolidated Airlines Group SA	6	49
Intertek Group Plc	1	95
Investec Plc	6	46
ITV Plc	32	66
J Sainsbury Plc	15	50
John Wood Group Plc	6	48
Johnson Matthey Plc	2	74
Kingfisher Plc	20	82
Land Securities Group Plc	7	86
Legal & General Group Plc	52	190
Liberty Global Plc - Class A (b)	2	60
Liberty Global Plc - Class C (b)	5	152

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Lloyds Banking Group Plc	635	577
London Stock Exchange Group Plc	3	165
Marks & Spencer Group Plc	14	54
Mediclinic International Plc (a)	3	28
Meggitt Plc	7	43
Merlin Entertainments Plc	6	31
Micro Focus International Plc	4	55
Mondi Plc	3	89
National Grid Plc	30	338
Next Plc	1	88
Old Mutual Plc	45	150
Pearson Plc	7	78
Persimmon Plc	3	99
Prudential Plc (c)	23	572
Reckitt Benckiser Group Plc	6	500
Relx Plc	9	193
Rio Tinto Plc	11	545
Rolls-Royce Holdings Plc	15	178
Royal Bank of Scotland Group Plc (b)	32	117
Royal Mail Plc	8	62
RSA Insurance Group Plc	9	81
Sage Group Plc	10	88
Schroders Plc	1	50
Segro Plc	9	76
Severn Trent Plc	2	55
Shire Plc	8	405
Sky Plc	9	170
Smith & Nephew Plc	8	149
Smiths Group Plc	4	76
SSE Plc	9	156
St. James's Place Plc	5	73
Standard Chartered Plc	29	294
Standard Life Aberdeen Plc	24	123
Taylor Wimpey Plc	29	76
Tesco Plc	80	233
Travis Perkins Plc	2	39
TUI AG	4	85
Unilever Plc	11	602
United Utilities Group Plc	6	61
Vodafone Group Plc	236	644
Weir Group Plc	2	55
Whitbread Plc	2	86
Willis Towers Watson Plc	1	171
WM Morrison Supermarkets Plc	20	60
WPP Plc	11	177
		20,881
United States of America 57.3%
3M Co.	5	1,158
Abbott Laboratories	15	920
AbbVie Inc.	14	1,335
Activision Blizzard Inc.	6	431
Acuity Brands Inc.	—	55
Adobe Systems Inc. (b)	4	942
Advance Auto Parts Inc.	1	79
Advanced Micro Devices Inc. (a) (b)	8	76
AerCap Holdings NV (b)	1	61
AES Corp.	6	68
Aetna Inc.	3	495
Affiliated Managers Group Inc.	—	93
Aflac Inc.	7	307
AGCO Corp.	1	37
Agilent Technologies Inc.	3	189
AGNC Investment Corp.	3	63
Air Products & Chemicals Inc.	2	308
Akamai Technologies Inc. (b)	2	107
Albemarle Corp.	1	93
Alexandria Real Estate Equities Inc.	1	107
Alexion Pharmaceuticals Inc. (b)	2	220
Align Technology Inc. (b)	1	174
Alleghany Corp.	—	85
Alliance Data Systems Corp.	—	93
Alliant Energy Corp.	2	84
Allstate Corp.	3	307
Ally Financial Inc.	4	110
	Shares/Par[1]	Value ($)
Alnylam Pharmaceuticals Inc. (b)	1	77
Alphabet Inc. - Class A (b)	3	2,735
Alphabet Inc. - Class C (b)	3	2,868
Altria Group Inc.	17	1,057
Amazon.com Inc. (b)	4	5,247
Amerco Inc.	—	22
Ameren Corp.	2	124
American Airlines Group Inc.	1	54
American Electric Power Co. Inc.	4	300
American Express Co.	7	611
American Financial Group Inc.	1	80
American International Group Inc.	8	438
American Tower Corp.	4	556
American Water Works Co. Inc.	2	133
Ameriprise Financial Inc.	1	198
AmerisourceBergen Corp.	1	128
AMETEK Inc.	2	159
Amgen Inc.	6	1,035
Amphenol Corp. - Class A	3	231
Anadarko Petroleum Corp.	5	298
Analog Devices Inc.	3	295
Andeavor Corp.	1	131
Annaly Capital Management Inc.	10	107
Ansys Inc. (b)	1	117
Antero Resources Corp. (b)	2	40
Anthem Inc.	2	502
AO Smith Corp.	1	89
Apache Corp.	3	133
Apple Inc.	46	7,639
Applied Materials Inc.	10	529
Aptiv Plc	2	199
ARAMARK Corp.	2	91
Archer-Daniels-Midland Co.	5	216
Arconic Inc.	3	80
Arista Networks Inc. (b)	—	108
Arrow Electronics Inc. (b)	1	62
Arthur J Gallagher & Co.	2	111
Assurant Inc.	—	45
AT&T Inc.	54	1,937
Athene Holding Ltd. - Class A (b)	1	46
Atmos Energy Corp.	1	80
Autodesk Inc. (b)	2	219
Autoliv Inc. (a)	1	116
Automatic Data Processing Inc.	4	445
AutoNation Inc. (a) (b)	1	28
AutoZone Inc. (b)	—	160
AvalonBay Communities Inc.	1	199
Avery Dennison Corp.	1	89
Avnet Inc.	1	47
Axalta Coating Systems Ltd. (b)	2	59
Baker Hughes a GE Co. LLC - Class A	4	103
Ball Corp.	3	120
Bank of America Corp.	88	2,633
Bank of New York Mellon Corp. (c)	9	470
Baxter International Inc.	4	281
BB&T Corp.	7	365
Becton Dickinson & Co.	2	506
Berkshire Hathaway Inc. - Class B (b)	11	2,237
Best Buy Co. Inc.	2	168
Biogen Inc. (b)	2	511
BioMarin Pharmaceutical Inc. (b)	2	128
BlackRock Inc.	1	577
Boeing Co.	5	1,637
Booking Holdings Inc. (b)	—	901
BorgWarner Inc.	2	92
Boston Properties Inc.	1	168
Boston Scientific Corp. (b)	12	333
Brighthouse Financial Inc. (b)	1	40
Bristol-Myers Squibb Co.	14	917
Brixmor Property Group Inc.	3	42
Broadridge Financial Solutions Inc.	1	113
Brown-Forman Corp. - Class B	2	126
Bunge Ltd.	1	94
C.H. Robinson Worldwide Inc.	1	115
CA Inc.	3	96

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Cabot Oil & Gas Corp.	4	101
Cadence Design Systems Inc. (b)	2	90
Camden Property Trust	1	67
Campbell Soup Co.	2	71
Capital One Financial Corp.	4	413
Cardinal Health Inc.	3	174
Carmax Inc. (a) (b)	2	99
Carnival Plc	3	201
Caterpillar Inc.	5	770
CBOE Global Markets Inc.	1	102
CBRE Group Inc. - Class A (b)	3	126
CBS Corp. - Class B	3	161
CDK Global Inc.	1	70
CDW Corp.	1	98
Celanese Corp. - Class A	1	122
Celgene Corp. (b)	7	616
Centene Corp. (b)	2	167
CenterPoint Energy Inc.	4	101
CenturyLink Inc.	8	138
Cerner Corp. (b)	3	157
CF Industries Holdings Inc.	2	84
Charles Schwab Corp.	11	556
Charter Communications Inc. - Class A (b)	2	512
Chemours Co.	1	66
Cheniere Energy Inc. (b)	2	94
Chevron Corp.	17	1,912
Chipotle Mexican Grill Inc. (b)	—	71
Chubb Ltd.	4	562
Church & Dwight Co. Inc.	2	114
CIGNA Corp.	2	368
Cimarex Energy Co.	1	84
Cincinnati Financial Corp.	1	105
Cintas Corp.	1	134
Cisco Systems Inc.	44	1,883
CIT Group Inc.	1	60
Citigroup Inc.	23	1,580
Citizens Financial Group Inc.	4	186
Citrix Systems Inc. (b)	1	123
Clorox Co.	1	156
CME Group Inc.	3	485
CMS Energy Corp.	3	115
Coca-Cola Co.	36	1,557
Cognex Corp.	1	67
Cognizant Technology Solutions Corp. - Class A	5	423
Colgate-Palmolive Co.	7	529
Colony NorthStar Inc. - Class A (a)	5	27
Comcast Corp. - Class A	41	1,415
Comerica Inc.	2	154
CommScope Holding Co. Inc. (b)	2	69
ConAgra Brands Inc.	4	134
Concho Resources Inc. (b)	1	196
ConocoPhillips Co.	11	637
Consolidated Edison Inc.	3	217
Constellation Brands Inc. - Class A	2	348
Continental Resources Inc. (b)	1	49
Cooper Cos. Inc.	—	101
Corning Inc.	8	216
CoStar Group Inc. (b)	—	116
Costco Wholesale Corp.	4	730
Coty Inc. - Class A	4	77
Crown Castle International Corp.	4	393
Crown Holdings Inc. (b)	1	62
CSX Corp.	7	416
Cummins Inc.	1	229
CVS Health Corp.	9	559
D.R. Horton Inc.	3	138
Danaher Corp.	6	540
Darden Restaurants Inc.	1	96
DaVita Inc. (b)	1	92
Deere & Co.	2	374
Dell Technologies Inc. - Class V (b)	2	132
Delta Air Lines Inc.	2	87
Dentsply Sirona Inc.	2	104
Devon Energy Corp.	5	144
Diamondback Energy Inc. (b)	1	100
	Shares/Par[1]	Value ($)
Digital Realty Trust Inc.	2	190
Discover Financial Services	3	239
Discovery Communications Inc. - Class A (a) (b)	1	30
Discovery Communications Inc. - Class C (b)	3	54
DISH Network Corp. - Class A (b)	2	78
Dollar General Corp.	2	225
Dollar Tree Inc. (b)	2	197
Dominion Energy Inc.	6	382
Domino's Pizza Inc.	—	92
Dover Corp.	1	139
DowDuPont Inc.	21	1,319
Dr. Pepper Snapple Group Inc.	2	189
DTE Energy Co.	2	164
Duke Energy Corp.	6	478
Duke Realty Corp.	3	85
DXC Technology Co.	3	252
E*TRADE Financial Corp. (b)	2	134
East West Bancorp Inc.	1	86
Eastman Chemical Co.	1	139
Eaton Corp. Plc	4	316
Eaton Vance Corp.	1	58
eBay Inc. (b)	9	355
Ecolab Inc.	2	317
Edison International	3	182
Edwards Lifesciences Corp. (b)	2	259
Electronic Arts Inc. (b)	3	333
Eli Lilly & Co.	9	677
Emerson Electric Co.	6	385
Entergy Corp.	2	124
Envision Healthcare Corp. (b)	1	41
EOG Resources Inc.	5	537
EQT Corp.	2	96
Equifax Inc.	1	125
Equinix Inc.	1	290
Equity Residential Properties Inc.	3	199
Essex Property Trust Inc.	1	139
Estee Lauder Cos. Inc. - Class A	2	295
Everest Re Group Ltd.	—	100
Eversource Energy	3	163
Exelon Corp.	8	330
Expedia Inc.	1	125
Expeditors International of Washington Inc.	2	103
Express Scripts Holding Co. (b)	5	352
Extra Space Storage Inc.	1	99
Exxon Mobil Corp.	38	2,798
F5 Networks Inc. (b)	1	85
Facebook Inc. - Class A (b)	21	3,367
Fastenal Co.	3	139
Federal Realty Investment Trust	1	79
FedEx Corp.	2	540
Fidelity National Financial Inc.	2	94
Fidelity National Information Services Inc.	3	282
Fifth Third Bancorp	6	200
First Data Corp. - Class A (b)	4	64
First Republic Bank	1	132
FirstEnergy Corp.	4	137
Fiserv Inc. (b)	4	266
FleetCor Technologies Inc. (b)	1	165
FLIR Systems Inc.	1	62
Flowserve Corp.	1	51
Fluor Corp.	1	72
FMC Corp.	1	93
Ford Motor Co.	33	368
Fortinet Inc. (b)	1	72
Fortive Corp.	3	213
Fortune Brands Home & Security Inc.	1	82
Franklin Resources Inc.	3	106
Freeport-McMoRan Inc. - Class B (b)	12	212
Gap Inc.	2	66
Gartner Inc. (b)	1	96
General Dynamics Corp.	2	496
General Electric Co.	77	1,032
General Mills Inc.	5	229
General Motors Co.	11	413
Genuine Parts Co.	1	116

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
GGP Inc.	5	101
Gilead Sciences Inc.	12	870
Global Payments Inc.	1	154
Goldman Sachs Group Inc.	3	802
Goodyear Tire & Rubber Co.	2	58
H&R Block Inc.	2	48
Halliburton Co.	8	364
HanesBrands Inc. (a)	3	60
Harley-Davidson Inc.	2	67
Harris Corp.	1	169
Hartford Financial Services Group Inc.	3	165
Hasbro Inc.	1	86
HCA Healthcare Inc.	3	250
HCP Inc.	4	99
HD Supply Holdings Inc. (b)	2	61
Helmerich & Payne Inc. (a)	1	65
Henry Schein Inc. (b)	1	96
Hershey Co.	1	130
Hess Corp.	3	127
Hewlett Packard Enterprise Co.	14	252
Hilton Worldwide Holdings Inc.	2	134
HollyFrontier Corp.	2	74
Hologic Inc. (b)	3	94
Home Depot Inc.	10	1,848
Honeywell International Inc.	6	923
Hormel Foods Corp. (a)	3	90
Host Hotels & Resorts Inc.	7	121
HP Inc.	15	328
Humana Inc.	1	346
Huntington Bancshares Inc.	10	149
Huntington Ingalls Industries Inc.	—	107
IAC/InterActiveCorp. (b)	1	86
IDEX Corp.	1	98
Idexx Laboratories Inc. (b)	1	146
Illinois Tool Works Inc.	3	428
Illumina Inc. (b)	1	307
Incyte Corp. (b)	2	132
Ingredion Inc.	1	83
Intel Corp.	42	2,165
Intercontinental Exchange Inc.	5	382
International Business Machines Corp.	8	1,201
International Flavors & Fragrances Inc.	1	94
International Paper Co.	3	184
Interpublic Group of Cos. Inc.	4	87
Intuit Inc.	2	375
Intuitive Surgical Inc. (b)	1	410
Invesco Ltd.	4	114
Invitation Homes Inc.	2	55
IPG Photonics Corp. (b)	—	78
IQVIA Holdings Inc. (b)	1	115
Iron Mountain Inc.	2	74
Jack Henry & Associates Inc.	1	89
Jacobs Engineering Group Inc.	1	64
Jardine Strategic Holdings Ltd.	2	77
Jazz Pharmaceuticals Plc (b)	1	81
JB Hunt Transport Services Inc.	1	93
JM Smucker Co.	1	123
Johnson & Johnson	24	3,044
Johnson Controls International Plc	8	294
Jones Lang LaSalle Inc.	—	71
JPMorgan Chase & Co.	31	3,382
Juniper Networks Inc.	3	84
Kansas City Southern	1	105
Kellogg Co.	2	147
KeyCorp	10	187
Kimberly-Clark Corp.	3	348
Kimco Realty Corp.	4	55
Kinder Morgan Inc.	18	269
KLA-Tencor Corp.	1	155
Knight-Swift Transportation Holdings Inc. - Class A	1	55
Kohl's Corp.	2	101
Kraft Heinz Foods Co.	5	334
Kroger Co.	8	190
L3 Technologies Inc.	1	147
Laboratory Corp. of America Holdings (b)	1	144
	Shares/Par[1]	Value ($)
Lam Research Corp.	1	290
Las Vegas Sands Corp.	3	250
Lear Corp.	1	114
Leggett & Platt Inc.	1	53
Leidos Holdings Inc.	1	89
Lennar Corp. - Class A	3	151
Lennox International Inc.	—	71
Leucadia National Corp.	3	70
Liberty Broadband Corp. - Class C (b)	1	83
Liberty Interactive Corp. QVC Group - Class A (b)	4	95
Liberty Media Group - Class C (b)	1	44
Liberty Property Trust	1	53
Liberty SiriusXM Group - Class A (b)	1	34
Liberty SiriusXM Group - Class C (b)	2	70
Limited Brands Inc.	2	82
Lincoln National Corp.	2	142
Live Nation Inc. (b)	1	45
LKQ Corp. (b)	3	103
Lockheed Martin Corp.	2	774
Loews Corp.	3	129
Lowe's Cos. Inc.	7	649
M&T Bank Corp.	1	223
Macerich Co.	1	65
Macquarie Infrastructure Co. LLC	1	26
Macy's Inc.	3	82
Manpower Inc.	1	66
Marathon Oil Corp.	7	121
Marathon Petroleum Corp.	4	313
Markel Corp. (b)	—	144
Marriott International Inc. - Class A	3	379
Marsh & McLennan Cos. Inc.	5	379
Martin Marietta Materials Inc.	1	114
Marvell Technology Group Ltd.	4	75
Masco Corp.	3	114
MasterCard Inc. - Class A	8	1,463
Mattel Inc. (a)	3	41
Maxim Integrated Products Inc.	3	154
McCormick & Co. Inc.	1	109
McDonald's Corp.	7	1,107
McKesson Corp.	2	263
Merck & Co. Inc.	24	1,314
MetLife Inc.	8	365
Mettler-Toledo International Inc. (b)	—	131
MGM Resorts International	4	146
Michael Kors Holdings Ltd. (b)	1	87
Microchip Technology Inc. (a)	2	191
Micron Technology Inc. (b)	10	510
Microsoft Corp.	65	5,924
Mid-America Apartment Communities Inc.	1	94
Middleby Corp. (b)	1	64
Mohawk Industries Inc. (b)	1	133
Molson Coors Brewing Co. - Class B	2	129
Mondelez International Inc. - Class A	13	555
Monsanto Co.	4	452
Monster Beverage Corp. (b)	3	200
Moody's Corp.	2	244
Morgan Stanley	12	656
Mosaic Co.	3	73
Motorola Solutions Inc.	1	156
MSCI Inc.	1	121
Mylan NV (b)	4	167
NASDAQ Inc.	1	90
National Oilwell Varco Inc.	3	127
National Retail Properties Inc.	1	53
NetApp Inc.	2	147
Netflix Inc. (b)	4	1,127
New York Community Bancorp Inc.	4	57
Newell Brands Inc.	4	112
Newfield Exploration Co. (b)	2	44
Newmont Mining Corp.	5	183
News Corp. - Class A	3	55
NextEra Energy Inc.	4	677
Nielsen Holdings Plc	3	103
Nike Inc. - Class B	12	770
NiSource Inc.	3	67

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Noble Energy Inc.	4	124
Nordstrom Inc.	1	54
Norfolk Southern Corp.	3	350
Northern Trust Corp.	2	196
Northrop Grumman Systems Corp.	1	510
Norwegian Cruise Line Holdings Ltd. (b)	2	84
Nucor Corp.	3	171
Nvidia Corp.	5	1,237
NVR Inc. (b)	—	90
Occidental Petroleum Corp.	7	438
OGE Energy Corp.	2	59
Old Dominion Freight Line Inc.	1	81
Omnicom Group Inc.	2	147
ONEOK Inc.	3	190
Oracle Corp.	28	1,263
O'Reilly Automotive Inc. (b)	1	194
Owens Corning Inc.	1	66
PACCAR Inc.	3	204
Packaging Corp. of America	1	96
Palo Alto Networks Inc. (b)	1	151
Parker Hannifin Corp.	1	200
Parsley Energy Inc. - Class A (b)	2	58
Paychex Inc.	3	177
PayPal Holdings Inc. (b)	10	766
People's United Financial Inc.	3	58
PepsiCo Inc.	13	1,376
Perrigo Co. Plc	1	93
Pfizer Inc.	53	1,867
PG&E Corp.	4	198
Philip Morris International Inc.	14	1,366
Phillips 66	4	374
Pinnacle West Capital Corp.	1	80
Pioneer Natural Resources Co.	1	257
Plains GP Holdings LP - Class A (b)	1	29
PNC Financial Services Group Inc.	4	640
Polaris Industries Inc. (a)	1	62
PPG Industries Inc.	2	252
PPL Corp.	6	170
Praxair Inc.	3	368
Principal Financial Group Inc.	3	160
Procter & Gamble Co.	23	1,789
Progressive Corp.	5	312
ProLogis Inc.	5	295
Prudential Financial Inc.	4	390
Public Service Enterprise Group Inc.	4	223
Public Storage	1	276
Pulte Homes Inc.	2	70
PVH Corp.	1	102
Qiagen NV (b)	2	63
Qorvo Inc. (b)	1	81
QUALCOMM Inc.	13	723
Quest Diagnostics Inc.	1	124
Ralph Lauren Corp. - Class A	—	56
Range Resources Corp. (a)	2	33
Raymond James Financial Inc.	1	101
Raytheon Co.	3	553
Realty Income Corp.	2	128
Red Hat Inc. (b)	2	233
Regency Centers Corp.	1	81
Regeneron Pharmaceuticals Inc. (b)	1	237
Regions Financial Corp.	10	195
Reinsurance Group of America Inc.	1	94
Republic Services Inc.	2	142
ResMed Inc.	1	126
Robert Half International Inc.	1	66
Rockwell Automation Inc.	1	196
Rockwell Collins Inc.	1	192
Rollins Inc.	1	45
Roper Industries Inc.	1	252
Ross Stores Inc.	3	269
Royal Caribbean Cruises Ltd.	2	178
S&P Global Inc.	2	433
Sabre Corp.	2	41
Salesforce.com Inc. (b)	6	701
SBA Communications Corp. (b)	1	180
	Shares/Par[1]	Value ($)
SCANA Corp.	1	46
Schlumberger Ltd.	12	795
Sealed Air Corp.	2	71
Seattle Genetics Inc. (b)	1	47
SEI Investments Co.	1	90
Sempra Energy	2	233
Sensata Technologies Holding Plc (b)	2	84
ServiceNow Inc. (b)	1	247
Sherwin-Williams Co.	1	291
Signature Bank (b)	—	70
Simon Property Group Inc.	3	423
Sirius XM Holdings Inc. (a)	14	87
Skyworks Solutions Inc.	2	161
SL Green Realty Corp.	1	84
Snap-On Inc.	1	81
Southern Co.	9	397
Southwest Airlines Co.	1	74
Spectrum Brands Holdings Inc. (a)	—	25
Spirit Aerosystems Holdings Inc. - Class A	1	72
Splunk Inc. (b)	1	122
Sprint Corp. (a) (b)	7	35
Square Inc. - Class A (b)	2	93
SS&C Technologies Holdings Inc.	2	89
Stanley Black & Decker Inc.	1	206
Starbucks Corp.	13	738
State Street Corp.	3	334
Steel Dynamics Inc.	2	94
Stericycle Inc. (b)	1	45
Stryker Corp.	3	478
SunTrust Banks Inc.	4	290
SVB Financial Group (b)	—	113
Symantec Corp.	6	143
Synchrony Financial	7	238
Synopsys Inc. (b)	1	110
Sysco Corp.	4	269
T. Rowe Price Group Inc.	2	231
Take-Two Interactive Software Inc. (b)	1	99
Tapestry Inc.	3	134
Targa Resources Corp.	2	85
Target Corp.	5	322
TD Ameritrade Holding Corp.	2	141
TechnipFMC Plc	4	118
Teleflex Inc.	—	104
TESARO Inc. (a) (b)	—	19
Tesla Inc. (a) (b)	1	313
Texas Instruments Inc.	9	909
Textron Inc.	2	136
Thermo Fisher Scientific Inc.	4	730
Tiffany & Co.	1	110
Time Warner Inc.	7	650
TJX Cos. Inc.	6	458
T-Mobile US Inc. (b)	3	161
Toll Brothers Inc.	1	60
Torchmark Corp.	1	89
Total System Services Inc.	1	126
Tractor Supply Co.	1	73
TransDigm Group Inc.	—	145
TransUnion LLC (b)	1	65
Travelers Cos. Inc.	2	343
Trimble Inc. (b)	2	82
TripAdvisor Inc. (a) (b)	1	43
Twenty-First Century Fox Inc. - Class A	9	343
Twenty-First Century Fox Inc. - Class B	4	144
Twitter Inc. (b)	5	160
Tyson Foods Inc. - Class A	3	186
U.S. Bancorp	15	746
UDR Inc.	2	86
UGI Corp.	2	69
Ulta Beauty Inc. (b)	1	109
Under Armour Inc. - Class A (a) (b)	2	28
Under Armour Inc. - Class C (a) (b)	2	25
Union Pacific Corp.	7	935
United Continental Holdings Inc. (b)	1	48
United Parcel Service Inc. - Class B	6	637
United Rentals Inc. (b)	1	128

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
United Technologies Corp.	7	844
United Therapeutics Corp. (b)	—	46
UnitedHealth Group Inc.	9	1,831
Universal Health Services Inc. - Class B	1	95
Unum Group	2	95
Vail Resorts Inc.	—	80
Valeant Pharmaceuticals International Inc. (b)	3	48
Valero Energy Corp.	4	367
Varian Medical Systems Inc. (b)	1	101
Veeva Systems Inc. - Class A (b)	1	71
Ventas Inc.	3	160
Vereit Inc.	9	61
VeriSign Inc. (a) (b)	1	94
Verisk Analytics Inc. (b)	1	148
Verizon Communications Inc.	36	1,726
Vertex Pharmaceuticals Inc. (b)	2	362
VF Corp.	3	221
Viacom Inc. - Class B	3	98
Visa Inc. - Class A	16	1,926
Vistra Energy Corp. (b)	2	33
VMware Inc. - Class A (a) (b)	1	75
Vornado Realty Trust	1	100
Voya Financial Inc.	2	85
Vulcan Materials Co.	1	137
WABCO Holdings Inc. (b)	—	59
Wabtec Corp. (a)	1	63
Walgreens Boots Alliance Inc.	7	486
Walmart Inc.	13	1,175
Walt Disney Co.	13	1,342
Waste Connections Inc.	2	172
Waste Management Inc.	4	329
Waters Corp. (b)	1	139
WEC Energy Group Inc.	3	173
Wells Fargo & Co.	42	2,176
Welltower Inc.	3	182
Westar Energy Inc.	1	68
Western Digital Corp.	3	245
Western Union Co.	4	86
WestRock Co.	2	146
Weyerhaeuser Co.	7	232
Whirlpool Corp.	1	102
Williams Cos. Inc.	7	180
Workday Inc. - Class A (b)	1	151
Worldpay Inc. (b)	1	99
Worldpay Inc. - Class A (b)	1	112
WR Berkley Corp.	1	68
WR Grace & Co.	1	38
WW Grainger Inc.	1	141
Wyndham Worldwide Corp.	1	104
Wynn Resorts Ltd.	1	135
Xcel Energy Inc.	4	203
	Shares/Par[1]	Value ($)
Xerox Corp.	2	53
Xilinx Inc.	2	163
XL Group Ltd.	2	127
Xylem Inc.	2	125
Yum! Brands Inc.	3	247
Zayo Group Holdings Inc. (b)	2	56
Zillow Group Inc. - Class C (b)	1	51
Zimmer Biomet Holdings Inc.	2	194
Zions Bancorp	2	94
Zoetis Inc. - Class A	4	363
		203,789
Total Common Stocks (cost $337,185)		351,429
PREFERRED STOCKS 0.3%
Germany 0.2%
Bayerische Motoren Werke AG	—	46
Fuchs Petrolub SE	1	34
Henkel AG & Co. KGaA (d)	2	206
Porsche Automobil Holding SE (d)	1	114
Schaeffler AG	2	24
Volkswagen AG (d)	2	328
		752
Switzerland 0.1%
Lindt & Spruengli AG (d)	—	56
Schindler Holding AG (d)	—	79
		135
Total Preferred Stocks (cost $808)		887
SHORT TERM INVESTMENTS 1.7%
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 1.55% (c) (e)	1,932	1,932
Securities Lending Collateral 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (e)	4,031	4,031
Treasury Securities 0.1%
U.S. Treasury Bill
1.47%, 06/07/18 (f) (g)	215	214
Total Short Term Investments (cost $6,177)		6,177
Total Investments 100.9% (cost $344,170)		358,493
Other Derivative Instruments 0.0%		34
Other Assets and Liabilities, Net (0.9)%		(3,083)
Total Net Assets 100.0%		355,444

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Convertible security.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corp.	499	—	7	2	—	(22)	470	0.1
Prudential Plc	598	—	10	11	1	(17)	572	0.2
	1,097	—	17	13	1	(39)	1,042	0.3

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
ASX SPI 200 Index	1	June 2018	AUD	149	(1)	(5)
Euro STOXX 50	12	June 2018	EUR	398	7	(5)
FTSE 100 Index	2	June 2018	GBP	142	2	(3)
S&P 500 E-Mini Index	15	June 2018		2,089	26	(107)

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Futures Contracts (continued)
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P/Toronto Stock Exchange 60 Index	1	June 2018	CAD	184	2	(2)
Tokyo Price Index	2	June 2018	JPY	34,060	1	1
					37	(121)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CIT	06/20/18	AUD	183	140	(4)
CAD/USD	BMO	06/20/18	CAD	109	85	—
CAD/USD	SGA	06/20/18	CAD	72	56	—
EUR/USD	CIT	06/20/18	EUR	78	97	(1)
EUR/USD	RBC	06/20/18	EUR	110	136	(1)
EUR/USD	UBS	06/20/18	EUR	73	91	—
GBP/USD	BOA	06/20/18	GBP	174	245	1
JPY/USD	BCL	06/20/18	JPY	10,401	98	—
JPY/USD	HSB	06/20/18	JPY	11,649	110	—
JPY/USD	UBS	06/20/18	JPY	12,620	119	—
USD/EUR	MSC	06/20/18	EUR	(99)	(123)	—
USD/EUR	SGA	06/20/18	EUR	(32)	(40)	—
USD/EUR	UBS	06/20/18	EUR	(33)	(41)	—
USD/GBP	BOA	06/20/18	GBP	(70)	(98)	—
USD/JPY	UBS	06/20/18	JPY	(17,110)	(162)	2
					713	(3)

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Nasdaq 100 Index Fund
COMMON STOCKS 98.8%
Consumer Discretionary 21.9%
Amazon.com Inc. (a)	147	213,030
Booking Holdings Inc. (a)	15	30,534
Charter Communications Inc. - Class A (a)	73	22,615
Comcast Corp. - Class A	1,410	48,165
Ctrip.com International Ltd. - ADR (a)	140	6,550
DISH Network Corp. - Class A (a)	69	2,598
Dollar Tree Inc. (a)	72	6,824
Expedia Inc.	42	4,630
Hasbro Inc.	38	3,176
JD.com Inc. - Class A - ADR (a)	279	11,279
Liberty Global Plc - Class A (a)	69	2,159
Liberty Global Plc - Class C (a)	180	5,470
Liberty Interactive Corp. QVC Group - Class A (a)	137	3,438
Marriott International Inc. - Class A	109	14,792
Netflix Inc. (a)	132	38,967
O'Reilly Automotive Inc. (a)	26	6,384
Ross Stores Inc.	117	9,162
Sirius XM Holdings Inc. (b)	1,367	8,531
Starbucks Corp.	428	24,753
Tesla Inc. (a) (b)	51	13,667
Twenty-First Century Fox Inc. - Class A	319	11,720
Twenty-First Century Fox Inc. - Class B	241	8,758
Ulta Beauty Inc. (a)	19	3,785
Wynn Resorts Ltd.	31	5,711
		506,698
Consumer Staples 4.2%
Costco Wholesale Corp.	134	25,157
Kraft Heinz Foods Co.	369	23,011
Mondelez International Inc. - Class A	453	18,909
Monster Beverage Corp. (a)	172	9,837
Walgreens Boots Alliance Inc.	301	19,730
		96,644
Health Care 9.5%
Alexion Pharmaceuticals Inc. (a)	67	7,511
Align Technology Inc. (a)	24	6,111
Amgen Inc.	219	37,359
Biogen Inc. (a)	64	17,558
BioMarin Pharmaceutical Inc. (a)	53	4,318
Celgene Corp. (a)	229	20,446
Cerner Corp. (a)	100	5,808
Dentsply Sirona Inc.	70	3,509
Express Scripts Holding Co. (a)	172	11,871
Gilead Sciences Inc.	398	30,027
Henry Schein Inc. (a)	48	3,216
Hologic Inc. (a)	84	3,152
Idexx Laboratories Inc. (a)	27	5,081
Illumina Inc. (a)	45	10,566
Incyte Corp. (a)	64	5,328
Intuitive Surgical Inc. (a)	34	14,096
Mylan NV (a)	163	6,704
Regeneron Pharmaceuticals Inc. (a)	32	10,996
Shire Plc - ADR	22	3,288
Vertex Pharmaceuticals Inc. (a)	77	12,581
		219,526
Industrials 2.1%
American Airlines Group Inc.	144	7,484
Cintas Corp.	32	5,522
CSX Corp.	271	15,107
Fastenal Co.	87	4,749
JB Hunt Transport Services Inc.	33	3,899
PACCAR Inc.	107	7,058
Verisk Analytics Inc. (a)	50	5,200
		49,019
Information Technology 60.2%
Activision Blizzard Inc.	231	15,560
Adobe Systems Inc. (a)	150	32,328

	Shares/Par[1]	Value ($)
Alphabet Inc. - Class A (a)	91	94,127
Alphabet Inc. - Class C (a)	106	109,750
Analog Devices Inc.	112	10,168
Apple Inc.	1,544	259,078
Applied Materials Inc.	320	17,777
ASML Holding NV - ADR	22	4,460
Autodesk Inc. (a)	67	8,355
Automatic Data Processing Inc.	135	15,295
Baidu.com - Class A - ADR (a)	85	18,985
Broadcom Ltd.	125	29,409
CA Inc.	128	4,325
Cadence Design Systems Inc. (a)	84	3,101
Check Point Software Technologies Ltd. (a)	49	4,902
Cisco Systems Inc.	1,466	62,899
Citrix Systems Inc. (a)	42	3,861
Cognizant Technology Solutions Corp. - Class A	179	14,422
eBay Inc. (a)	308	12,402
Electronic Arts Inc. (a)	94	11,355
Facebook Inc. - Class A (a)	728	116,399
Fiserv Inc. (a)	127	9,071
Intel Corp.	1,419	73,886
Intuit Inc.	78	13,474
KLA-Tencor Corp.	47	5,161
Lam Research Corp.	49	10,006
Maxim Integrated Products Inc.	85	5,147
MercadoLibre Inc.	13	4,804
Microchip Technology Inc. (b)	71	6,509
Micron Technology Inc. (a)	352	18,331
Microsoft Corp.	2,341	213,678
NetEase.com Inc. - ADR	23	6,438
Nvidia Corp.	184	42,529
Paychex Inc.	109	6,719
PayPal Holdings Inc. (a)	365	27,662
QUALCOMM Inc.	450	24,940
Seagate Technology	87	5,091
Skyworks Solutions Inc.	55	5,564
Symantec Corp.	187	4,824
Synopsys Inc. (a)	45	3,735
Take-Two Interactive Software Inc. (a)	34	3,331
Texas Instruments Inc.	299	31,040
Western Digital Corp.	90	8,347
Workday Inc. - Class A (a)	42	5,294
Xilinx Inc.	77	5,595
		1,390,134
Telecommunication Services 0.9%
T-Mobile US Inc. (a)	260	15,853
Vodafone Group Plc - ADR	144	4,017
		19,870
Total Common Stocks (cost $1,721,396)		2,281,891
SHORT TERM INVESTMENTS 1.9%
Investment Companies 1.1%
JNL Government Money Market Fund - Institutional Class, 1.55% (c) (d)	24,855	24,855
Securities Lending Collateral 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (d)	17,681	17,681
Treasury Securities 0.0%
U.S. Treasury Bill
1.47%, 06/07/18 (e) (f)	1,265	1,261
Total Short Term Investments (cost $43,797)		43,797
Total Investments 100.7% (cost $1,765,193)		2,325,688
Other Derivative Instruments 0.0%		481
Other Assets and Liabilities, Net (0.7)%		(17,111)
Total Net Assets 100.0%		2,309,058

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
NASDAQ 100 E-Mini	209	June 2018	29,397	481	(1,834)

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital S&P SMid 60 Fund
COMMON STOCKS 99.7%
Consumer Discretionary 15.9%
Abercrombie & Fitch Co. - Class A	350	8,462
American Axle & Manufacturing Holdings Inc. (a)	348	5,290
Dillard's Inc. - Class A (b)	222	17,869
Express Inc. (a)	665	4,759
Finish Line Inc. - Class A (b)	480	6,500
Gannett Co. Inc.	570	5,693
Genesco Inc. (a)	193	7,856
Group 1 Automotive Inc.	87	5,693
Hibbett Sports Inc. (a) (b)	305	7,297
J.C. Penney Co. Inc. (a) (b)	1,728	5,220
KB Home	386	10,975
		85,614
Consumer Staples 1.1%
Darling Ingredients Inc. (a)	346	5,993
Energy 20.0%
Cloud Peak Energy Inc. (a)	1,294	3,764
CNX Resources Corp. (a)	849	13,094
Diamond Offshore Drilling Inc. (a) (b)	653	9,577
Ensco Plc - Class A (b)	1,863	8,178
HighPoint Resources Corp. (a)	1,192	6,055
Murphy Oil Corp.	390	10,075
Noble Corp. Plc (a)	1,267	4,701
PDC Energy Inc. (a)	121	5,935
QEP Resources Inc. (a)	1,220	11,943
Rowan Cos. Plc - Class A (a)	743	8,572
SM Energy Co.	524	9,456
Transocean Ltd. (a) (b)	1,084	10,733
Unit Corp. (a)	269	5,312
		107,395
Financials 34.1%
American Equity Investment Life Holding Co.	201	5,911
Associated Bancorp	502	12,477
Banc of California Inc. (b)	307	5,924
CNO Financial Group Inc.	513	11,123
First Bancorp Inc. (a)	1,239	7,458
Hancock Holding Co.	252	13,005
Hanover Insurance Group Inc.	118	13,951
HomeStreet Inc. (a)	221	6,338
Horace Mann Educators Corp.	147	6,264
Legg Mason Inc.	310	12,605
MB Financial Inc.	286	11,596
New York Community Bancorp Inc.	970	12,639
Old Republic International Corp.	604	12,963
Piper Jaffray Cos.	72	5,957
Reinsurance Group of America Inc.	81	12,514
Stifel Financial Corp.	202	11,994
Wintrust Financial Corp.	155	13,304
World Acceptance Corp. (a)	72	7,625
		183,648
	Shares/Par[1]	Value ($)
Health Care 0.8%
Lannett Co. Inc. (a) (b)	265	4,253
Industrials 11.2%
AECOM (a)	328	11,682
ArcBest Corp.	173	5,552
GATX Corp. (b)	200	13,721
Greenbrier Cos. Inc. (b)	120	6,046
JetBlue Airways Corp. (a)	587	11,924
Trinity Industries Inc.	344	11,226
		60,151
Information Technology 5.5%
First Solar Inc. (a)	184	13,068
Tech Data Corp. (a)	126	10,686
TTM Technologies Inc. (a)	397	6,065
		29,819
Materials 2.0%
Domtar Corp.	254	10,794
Real Estate 2.1%
Invesco Mortgage Capital Inc.	364	5,963
Pennsylvania REIT (b)	545	5,260
		11,223
Telecommunication Services 2.4%
ATN International Inc.	115	6,854
Iridium Communications Inc. (a) (b)	531	5,970
		12,824
Utilities 4.6%
Great Plains Energy Inc.	405	12,862
NorthWestern Corp.	223	11,973
		24,835
Total Common Stocks (cost $562,589)		536,549
SHORT TERM INVESTMENTS 12.1%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 1.55% (c) (d)	1,206	1,206
Securities Lending Collateral 11.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (d)	63,915	63,915
Treasury Securities 0.0%
U.S. Treasury Bill
1.47%, 06/07/18 (e) (f)	115	115
Total Short Term Investments (cost $65,236)		65,236
Total Investments 111.8% (cost $627,825)		601,785
Other Derivative Instruments 0.0%		26
Other Assets and Liabilities, Net (11.8)%		(63,777)
Total Net Assets 100.0%		538,034

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
E-mini Russell 2000 Index	9	June 2018	709	7	(20)
S&P MidCap 400 E-Mini Index	7	June 2018	1,343	19	(25)
				26	(45)

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Telecommunications Sector Fund
COMMON STOCKS 99.6%
Real Estate 0.0%
Rafael Holdings Inc. - Class B (a)	—	1
Telecommunication Services 99.6%
AT&T Inc.	663	23,650
ATN International Inc.	38	2,234
Boingo Wireless Inc. (a)	113	2,801
CenturyLink Inc.	274	4,505
Cincinnati Bell Inc. (a)	145	2,007
Cogent Communications Group Inc.	55	2,396
Consolidated Communications Holdings Inc.	188	2,063
Frontier Communications Corp. (b)	277	2,052
Globalstar Inc. (a) (b)	2,376	1,633
IDT Corp. - Class B	195	1,224
Iridium Communications Inc. (a) (b)	210	2,356
ORBCOMM Inc. (a)	227	2,129
pdvWireless Inc. (a)	75	2,244
Shenandoah Telecommunications Co.	73	2,631
Spok Holdings Inc.	143	2,134
Sprint Corp. (a) (b)	554	2,703
	Shares/Par[1]	Value ($)
Telephone & Data Systems Inc.	96	2,696
T-Mobile US Inc. (a)	82	5,032
US Cellular Corp. (a)	59	2,367
Verizon Communications Inc.	527	25,188
Vonage Holdings Corp. (a)	313	3,331
Windstream Holdings Inc. (b)	1,540	2,172
Zayo Group Holdings Inc. (a)	98	3,337
		102,885
Total Common Stocks (cost $106,282)		102,886
SHORT TERM INVESTMENTS 5.9%
Securities Lending Collateral 5.9%
Securities Lending Cash Collateral Fund LLC, 1.69% (c) (d)	6,126	6,126
Total Short Term Investments (cost $6,126)		6,126
Total Investments 105.5% (cost $112,408)		109,012
Other Assets and Liabilities, Net (5.5)%		(5,693)
Total Net Assets 100.0%		103,319

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Currency:

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - European Currency Unit (Euro)
GBP - British Pound
JPY - Japanese Yen
USD - United States Dollar

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%
ADR - American Depositary Receipt
ASX - Australian Stock Exchange
CVA - Commanditaire Vennootschap op Aandelen
FDR - Fiduciary Depository Receipt
FTSE - Financial Times and the London Stock Exchange
MSCI - Morgan Stanley Capital International
NASDAQ - National Association of Securities Dealers Automated Quotations
REIT - Real Estate Investment Trust
SDR - Swedish Depository Receipt
SPI - Schedule Performance Index
S&P - Standard & Poor's

Counterparty Abbreviations:

BCL - Barclays Capital Inc.	HSB - HSBC Securities Inc.
BMO - BMO Capital Markets Corp.	MSC - Morgan Stanley & Co. Inc.
BOA - Bancamerica Securities/Bank of America NA	RBC - Royal Bank of Canada
CIT - Citibank, Inc.	SCB - Standard Chartered Bank
CSI - Credit Suisse Securities, LLC	SGA - SG Americas Securities, LLC
DUB - Deutsche Bank Alex Brown Inc.	UBS - UBS Securities LLC

1 Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Short Term Investments in Affiliates

Certain Funds invested in a money market fund which is managed by Jackson National Asset Management, LLC ("JNAM"). The JNL Government Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. JNAM serves as the investment Adviser and Administrator for the JNL Government Money Market Fund. There was no realized or unrealized gain or loss relating to transactions in these investments during the period ended March 31, 2018. The following table details the investments held during the period ended March 31, 2018.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/Mellon Capital Consumer Discretionary Sector Fund	1,992	49,118	50,104	10	1,006	0.1
JNL/Mellon Capital Dow Index Fund	29,422	42,580	56,196	41	15,806	1.9
JNL/Mellon Capital Energy Sector Fund	4,668	33,292	36,145	7	1,815	0.1
JNL/Mellon Capital Financial Sector Fund	6,827	55,918	55,477	19	7,268	0.5
JNL/Mellon Capital Healthcare Sector Fund	2,081	61,294	60,051	13	3,324	0.1
JNL/Mellon Capital Information Technology Sector Fund	1,220	92,351	93,571	18	—	—
JNL/Mellon Capital JNL 5 Fund	5,876	93,067	97,087	24	1,856	0.1
JNL/Mellon Capital MSCI World Index Fund	3,183	8,383	9,634	9	1,932	0.5
JNL/Mellon Capital Nasdaq 100 Index Fund	37,173	100,683	113,001	97	24,855	1.1
JNL/Mellon Capital S&P SMid 60 Fund	2,732	27,280	28,806	6	1,206	0.2
JNL/Mellon Capital Telecommunications Sector Fund	396	4,963	5,359	1	—	—

Securities Lending Cash Collateral Fund LLC. Certain Funds participating in securities lending receive cash collateral daily, which is invested by JPMorgan Chase Bank, N.A. in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds' Adviser. JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC. The Fund receives income from the investment in the Securities Lending Cash Collateral Fund LLC which is aggregated with lending fees and rebates negotiated with the borrower. There was no realized or unrealized gain or loss relating to transactions in the Securities Lending Cash Collateral Fund LLC during the period ended March 31, 2018.

Securities Lending and Securities Lending Collateral. All Funds participate in agency based securities lending programs. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. equities – 102%; U.S. corporate fixed income – 102%; U.S. government fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. For the Funds for which JPM Chase is the securities lending agent, the cash collateral is invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser. Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds. The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds. JPM Chase serves as investment adviser to the Securities Lending Cash Collateral Fund LLC and receives a portion of the earnings from the Securities Lending Cash Collateral Fund LLC as consideration for its service as securities lending agent and Adviser to the Securities Lending Cash Collateral Fund LLC. The Securities Lending Cash Collateral Fund LLC pays JNAM an annual fee for accounting and administrative services. Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value. For the Funds for which State Street is the securities lending agent, the cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open-end management company registered under the 1940 Act. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Security Valuation. Under the JNL Variable Fund LLC (the “Funds”) valuation policy and procedures, the Funds’ Board of Managers ("Board" or "Managers") has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Funds and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value ("NAV") of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. The Securities Lending Cash Collateral Fund LLC, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, "Fair Value Measurement". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Level 2 includes securities subject to corporate actions, international equity securities priced by an independent statistical fair value pricing service or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

The following table summarizes each Fund’s investments in securities as of March 31, 2018 by valuation level. For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector or country, as applicable, is disclosed.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Mellon Capital Consumer Discretionary Sector Fund
Assets - Securities
Common Stocks	1,168,265	—	—	—	1,168,265
Rights	—	—	3	—	3
Short Term Investments	1,006	—	—	36,658	37,664
	1,169,271	—	3	36,658	1,205,932
JNL/Mellon Capital Dow Index Fund
Assets - Securities
Common Stocks	802,772	—	—	—	802,772
Short Term Investments	15,806	922	—	—	16,728
	818,578	922	—	—	819,500
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(453)	—	—	—	(453)
	(453)	—	—	—	(453)
JNL/Mellon Capital Energy Sector Fund
Assets - Securities
Common Stocks	1,369,132	—	—	—	1,369,132
Short Term Investments	1,815	—	—	18,623	20,438
	1,370,947	—	—	18,623	1,389,570
JNL/Mellon Capital Financial Sector Fund
Assets - Securities
Common Stocks	1,482,958	—	—	—	1,482,958
Rights	—	—	2	—	2
Short Term Investments	7,268	—	—	9,307	16,575
	1,490,226	—	2	9,307	1,499,535
JNL/Mellon Capital Healthcare Sector Fund
Assets - Securities
Common Stocks	2,919,771	—	—	—	2,919,771
Rights	—	—	453	—	453
Short Term Investments	3,324	—	—	52,840	56,164
	2,923,095	—	453	52,840	2,976,388
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	50	—	—	—	50
	50	—	—	—	50
JNL/Mellon Capital Information Technology Sector Fund
Assets - Securities
Common Stocks	2,472,469	—	—	—	2,472,469
Short Term Investments	—	—	—	27,152	27,152
	2,472,469	—	—	27,152	2,499,621
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	10	—	—	—	10
	10	—	—	—	10
JNL/Mellon Capital JNL 5 Fund
Assets - Securities
Common Stocks	3,101,381	485,919	—	—	3,587,300
Short Term Investments	106,075	593	—	—	106,668
	3,207,456	486,512	—	—	3,693,968
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	11	—	—	11
	—	11	—	—	11
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(539)	—	—	—	(539)
	(539)	—	—	—	(539)

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Mellon Capital MSCI World Index Fund
Assets - Securities
Common Stocks
Argentina	135	—	—	—	135
Australia	—	8,633	—	—	8,633
Austria	—	358	—	—	358
Belgium	—	1,482	—	—	1,482
Bermuda	196	—	—	—	196
Canada	11,797	—	—	—	11,797
Denmark	—	2,398	—	—	2,398
Finland	—	1,349	—	—	1,349
France	—	13,248	—	—	13,248
Germany	37	11,863	—	—	11,900
Hong Kong	63	4,428	—	—	4,491
Ireland	2,891	647	—	—	3,538
Israel	255	340	—	—	595
Italy	—	3,026	—	—	3,026
Japan	—	32,362	—	—	32,362
Jersey	—	70	—	—	70
Luxembourg	—	344	—	—	344
Macau	—	170	—	—	170
Netherlands	678	7,201	—	—	7,879
New Zealand	—	212	—	—	212
Norway	—	907	—	—	907
Portugal	—	207	—	—	207
Singapore	929	1,791	—	—	2,720
Spain	—	4,191	—	—	4,191
Sweden	—	3,441	—	—	3,441
Switzerland	372	10,738	—	—	11,110
United Kingdom	947	19,934	—	—	20,881
United States of America	203,550	239	—	—	203,789
Preferred Stocks	752	135	—	—	887
Short Term Investments	5,963	214	—	—	6,177
	228,565	129,928	—	—	358,493
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1	—	—	—	1
Open Forward Foreign Currency Contracts	—	3	—	—	3
	1	3	—	—	4
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(122)	—	—	—	(122)
Open Forward Foreign Currency Contracts	—	(6)	—	—	(6)
	(122)	(6)	—	—	(128)
JNL/Mellon Capital Nasdaq 100 Index Fund
Assets - Securities
Common Stocks	2,281,891	—	—	—	2,281,891
Short Term Investments	42,536	1,261	—	—	43,797
	2,324,427	1,261	—	—	2,325,688
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(1,834)	—	—	—	(1,834)
	(1,834)	—	—	—	(1,834)
JNL/Mellon Capital S&P SMid 60 Fund
Assets - Securities
Common Stocks	536,549	—	—	—	536,549
Short Term Investments	65,121	115	—	—	65,236
	601,670	115	—	—	601,785
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(45)	—	—	—	(45)
	(45)	—	—	—	(45)
JNL/Mellon Capital Telecommunications Sector Fund
Assets - Securities
Common Stocks	102,886	—	—	—	102,886
Short Term Investments	—	—	—	6,126	6,126
	102,886	—	—	6,126	109,012

1Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

2Investments in Other Financial Instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. There

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

were no significant transfers into or out of Level 1, 2 or 3 during the period ended March 31, 2018. There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at March 31, 2018.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.   Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 29, 2018

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	May 29, 2018

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.